As filed with the Securities and Exchange Commission on or about April 5, 2006
1933 Act File No. 002-78808
1940 Act File No. 811-03541

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
_____________

FORM N-1A REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 47	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 48	☒

ASSET MANAGEMENT FUND
(Exact Name of Registrant as Specified in Charter)

230 West Monroe Street, Suite 2810
Chicago, Illinois 60606
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, Including Area Code: (312) 214-1410

(Name and Address of Agent for Service) Rodger D. Shay, Jr., President Asset Management Fund 230 West Monroe Street, Suite 2810 Chicago, Illinois 60606	Copy to: Cathy G. O’Kelly, Esq. Vedder, Price, Kaufman & Kammholz, P.C. 222 North LaSalle Street Chicago, Illinois 60601-1003

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or
☐	on (date) pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on (date) pursuant to paragraph (a)(1); or
☒	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The Registrant is filing Post-Effective Amendment No. 47 to its registration statement to amend its registration statement for the purpose of establishing a new series, AMF Community Development Fund. This Amendment is not intended to amend the prospectuses or statement of additional information of the other series of the Registrant.

This information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion - dated April 5, 2006

Dated _____________, 2006

Prospectus

[Logo]

Asset Management Fund

Community Development Fund

The Asset Management Fund is regulated by the
Investment Company Act of 1940.

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. It is a federal offense to suggest otherwise.

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AMF COMMUNITY DEVELOPMENT FUND

RISK/RETURN SUMMARY

Investment Objectives

The Fund seeks to provide a portfolio of community development investments that are expected to be deemed to be qualified under the Community Reinvestment Act of 1977, as amended (“CRA”). To the extent consistent with its primary objective, the Fund seeks to achieve a high level of income consistent with the preservation of capital.

Principal Investment Strategy

The Fund seeks to limit its investments and investment techniques so that financial institutions that are subject to the CRA
(“Covered Financial Institutions”) may receive investment test or community development test and similar credit under the CRA with respect to shares of the Fund. Although each shareholder will indirectly have an undivided interest in all of the Fund’s investments for performance purposes, the Fund will designate specific securities to specific Covered Financial Institution shareholders for CRA-qualifying purposes. The Fund encourages Covered Financial Institutions to consult their legal counsel regarding whether shares of the Fund qualify for such credits.

Under normal circumstances, the Fund invests at least 90% of its net assets in debt securities whose proceeds will be used primarily for community development purposes and that the Adviser believes are CRA-qualifying securities. Such securities include, among others, single-family, multi-family and economic development loan-backed securities. As a result, the Fund may invest a significant amount of its assets in securities issued by the Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) and Government National Mortgage Association (“GNMA”). The Fund may also invest in mortgage-related securities created by nongovernmental issuers.

In addition to mortgage-related investments, the Fund may invest a significant amount of assets in taxable municipal bonds whose proceeds will be used primarily for community development purposes. The Fund also may invest in U.S. Government or agency securities, certificates of deposit of certain qualifying financial institutions, certain securities of the Small Business Administration, repurchase agreements collateralized by obligations of the U.S. Government, and securities of other open-end investment companies. The Fund may hold short-term instruments and U.S. government and agency securities for temporary or defensive purposes or pending the acquisition of CRA-qualifying investments.

Principal Risks

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:  CRA Investment Risk *CRA Qualification Risk *Diversification Risk *Interest Rate Risk *Market Risk *Prepayment Risk *Extension Risk *Credit Risk *Management Risk *Issuer Risk *Government Agency Risk *Liquidity Risk.

Please See “Summary of Principal Risks” for a description of these and other risks of investing in the Fund.

Fund Performance History

The Fund does not have a full calendar year of operations. Thus, no bar chart or annual returns table is included for the Fund.

Fees and Expenses

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees. The Fund does not impose shareholder fees, i.e., fees charged directly to an investor’s account. Examples of shareholder fees include sales loads, redemption fees or exchange fees.

Annual Fund Operating Expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

Shareholder Fees	None
Annual Fund Operating Expenses (as a percentage of average net assets)
Advisory Fee	0.50%
12b-1 Fees	0.25%
Other Expenses	___(1)
Total Fund Operating Expenses	___%
____________
(1)	Because the Fund had not commenced operations as of the date of this prospectus, other expenses are based on the estimated expenses the Fund expects to incur in its initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
____	____

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Summary of Principal Risks

CRA Investment Risk
Portfolio decisions will be based primarily on the securities’ eligibility for CRA credit rather than other investment characteristics of the securities, which may or may not have an adverse effect on the Fund’s investment performance. In addition, the Fund may sell securities for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been designated to specific shareholders for CRA-qualifying purposes are ultimately determined not to be, or to have ceased to be, CRA-qualifying. The Fund may hold short-term investments that produce relatively low yields or U.S. government and agency securities pending the selection of long-term investments believed to be CRA-qualifying.

CRA Qualification Risk
As a matter of policy, federal bank regulators have stated that an indirect investment in a “qualified investment,” such as a bank’s investment in shares of the Fund, can be considered for CRA credit. There can be no assurance, however, that either the Fund’s investments or shares of the Fund will receive investment test or community development test credit under the CRA. The federal banking regulators have broad discretion in determining if a particular investment should receive CRA credit. The Fund’s investment adviser, Shay Assets Management, Inc. (the “Adviser”), believes, but cannot be certain, that shares of the Fund will be qualified investments under the CRA and will cause Covered Financial Institutions to receive CRA credit with respect to shares of the Fund owned by them.

Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund’s investment objectives. It is not known what changes, if any, will be made to the CRA over the life of the Fund. CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes in the CRA and its implementing regulations may impact the Fund’s operations and may pose a risk to the successful realization of the Fund’s investment objectives.

Diversification Risk
The Fund is a non-diversified investment company. Compared to a diversified investment company, the Fund may invest a greater percentage of its assets in the securities of a particular issuer. Changes in the values of such securities will affect the value of the Fund’s portfolio more than it would affect a diversified investment company.

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Interest Rate Risk
Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Market Risk
The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including market-wide risks, industry specific risk (e.g., labor shortages and/or stoppages, greater costs of production and/or competitive forces or conditions) or idiosyncratic risk. To the extent that the Fund emphasizes mortgage-related securities, developments affecting the mortgage and mortgage finance sectors could impact a large portion of the Fund’s securities in a similar manner. Depending on the geographic or assessment areas of Financial Institutions, the Fund may focus on investments from a single state or sector of the municipal securities market. Factors affecting that state or region (e.g., economic or fiscal problems) or market sector could affect a large portion of the Fund’s securities in a similar manner. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value. Equity securities generally have greater price volatility than fixed income securities. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk.

Prepayment Risk	During periods of declining interest rates, property owners may prepay their mortgages more quickly than expected, thereby reducing the potential appreciation of fixed rate, asset-backed securities.
Extension Risk
During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

Credit Risk
Securities are generally affected by varying degrees of credit risk. A security’s credit risk is reflected in its credit rating. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

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Management Risk
The Fund is subject to management risk due to the active nature of its management. The Adviser and the portfolio managers will apply investment techniques, their experience and risk analyses in making investment decisions for the Fund, with the goal of making investments that are expected to be deemed qualifying for CRA credit. However, there is no guarantee that the techniques and analyses applied by either the Adviser and/or the portfolio managers will achieve the investment objectives of the Fund.

Issuer Risk
A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Government Agency Risk
Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments.

Liquidity Risk
Trading opportunities are more limited for certain securities that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security and the Fund could incur losses.

COMMUNITY REINVESTMENT ACT OF 1977

The CRA requires the four federal bank supervisory agencies, the Federal Reserve Board (“FRB”), the Office of the Comptroller of the Currency (“OCC”), the Federal Deposit Insurance Corporation (“FDIC”), and the Office of Thrift Supervision (“OTS”) to encourage FDIC-insured financial institutions to help meet the credit needs of their local communities, including low- and moderate-income (“LMI”) neighborhoods. Each agency has promulgated rules for evaluating and rating an institution’s CRA performance which, as the following summary indicates, vary according to an institution’s asset size.1

Retail Institutions Primarily Supervised by the FRB, OCC, or FDIC

•	Large Banks — Institutions with assets of $1 billion or more receive an overall CRA rating based on their performance on three tests: lending, investment, and service. The

____________
1 An institution's CRA performance can also be adversely affected by, among other things, evidence of discriminatory credit practices regardless of its asset size.

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investment test and service test each comprise 25 percent of a Large Bank’s overall CRA rating.

•
Intermediate Small Banks — Institutions with assets of at least $250 million and less than $1 billion receive an overall CRA rating based on their performance on two tests: lending and community development. The community development test considers an intermediate small bank’s community development investment, community development loan, and community development service activities.

•
Small Banks — Institutions with assets of less than $250 million are subject to a lending test only but can use community development investments to improve their rating from satisfactory to outstanding.

Retail Institutions Primarily Supervised by the OTS

•
Large Savings Associations — Institutions with assets of $1 billion or more receive an overall CRA rating based on their performance on three tests: lending, investment, and service. The investment test and service test each comprise 25 percent of a Large Savings Association’s overall CRA rating. Alternatively, a Large Savings Association may elect alternative weights for the lending, investment, and service tests, so long as the lending test receives a weight of no less than 50 percent.

•
Small Savings Associations — Institutions with assets of less than $1 billion are subject to a lending test only but can use community development investments to improve their rating from satisfactory to outstanding.

Wholesale or Limited Purpose Institutions—All Supervisory Agencies

Institutions that are designated by their primary regulator as limited purpose or wholesale for CRA purposes can elect to be evaluated partially or totally at least in part, on their qualified investment performance.

Community Development Investments

Community development investments are those that have community development as their primary purpose. With respect to financial institutions covered by CRA, community development investments are considered to be “qualified” investments in that they qualify for CRA credit under the applicable tests.

In most cases, community development investments are required to be responsive to the community development needs of a financial institution’s delineated CRA assessment area or a broader statewide or regional area that includes the investing institution’s assessment area. For an institution to receive CRA credit with respect to the Fund’s shares, the Fund must hold community development investments that relate to the investing institution’s assessment area. Institutions that have been designated by their regulators as “wholesale” or “limited purpose” under the CRA may receive credit for community development investments wholly outside of their assessment area, provided they have otherwise adequately addressed their assessment area needs.

Investments are not typically designated as community development at the time of issuance by any governmental agency. Accordingly, the Adviser must evaluate whether each potential investment has community development as its primary purpose so that it may be CRA-qualifying

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with respect to a specific shareholder. The final determinations that securities are CRA-qualified are made by the federal and, where applicable, state bank supervisory agencies during their periodic examinations of financial institutions. There is no assurance that the agencies will concur with the Adviser’s evaluation of securities as CRA-qualifying.

INVESTMENT INFORMATION

Securities Selection

The Adviser’s primary objective in selecting securities is the eligibility of the security for CRA credit. Because securities will be designated to particular financial institution shareholders for CRA purposes, the Adviser will be limited to the market for community development securities in the geographic or assessment area of the designated shareholder. In determining whether a particular investment is CRA qualified, the Adviser will assess whether the investment has as its primary purpose community development in the geographic or assessment area of the designated shareholder for that investment. The Adviser will consider whether the investment meets the definition of “community development” as defined in the CRA regulations. Specifically, the Adviser will consider whether the investment: (1) provides affordable housing for LMI individuals; (2) provides community services targeted to LMI individuals; (3) promotes economic development by funding businesses or farms that meet the size eligibility standards of the Small Business Administration’s Development Company or Small Business Investment Company programs or have annual revenues of $1 million or less; or (4) funds activities that revitalize or stabilize LMI areas. For institutions whose primary regulator is the FRB, OCC, or FDIC, the Adviser will also consider whether an investment revitalizes or stabilizes a designated disaster area or an area designated by those agencies as a distressed or underserved nonmetropolitan middle-income area.

An activity may be deemed to promote economic development if it supports permanent job creation, retention, and/or improvement for persons who are currently LMI, or supports permanent job creation, retention, and/or improvements in either LMI areas or areas targeted for redevelopment by federal, state, local, or tribal governments. Activities that revitalize or stabilize an LMI geography are activities that help attract and retain businesses and residents. The Adviser maintains documentation, readily available to a financial institution or an examiner, supporting its determination that a security is a community development that is a qualifying investment for CRA purposes.

The Fund will invest in U.S. Government and agency securities and in securities which have at the time of purchase a rating in the two highest categories assigned by at least one nationally recognized statistical rating organization (“Rating Agency”), for example, AAA and AA by Standard & Poor’s Ratings Group and/or Aaa and Aa by Moody’s Investors Services, Inc., or which are deemed by the Adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

There may be a time lag between the receipt of investment proceeds by the Fund and the Fund’s acquisition of a significant volume of CRA-qualifying investments in a particular geographic area. The length of time will depend upon the depth of the market for community development investments in a particular geographic or assessment area. In some cases, the Adviser expects that community development investments will be immediately available. In others, it may take weeks or months to acquire a significant volume of community development investments in a particular area.

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Fund Investments

U.S. Government Securities

U.S. Government Securities are issued by the U.S. Government, its agencies or government-sponsored enterprises (“instrumentalities”). These obligations may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Federal Home Loan Banks, which have the right to borrow from the U.S. Treasury to meet their obligations; (ii) obligations of FNMA and the FHLMC, each of which are supported by the discretionary authority of the U.S. Treasury to purchase the instrumentality’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credit of the issuing agency or instrumentality. Securities which are backed by the full faith and credit of the United States include U.S. Treasury securities, Federal Housing Administration (“FHA”) project loans, SBA loans, and securities issued by GNMA.

U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Agency or instrumentality obligations may be subject to government agency risk.

Municipal Securities

Municipal bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multistate agencies or authorities. The municipal bonds that the Fund may purchase include, but are not limited to, general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds. The Fund will invest in these securities only if they meet the ratings criteria described above under “Investment Information—Securities Selection.”

Mortgage-Related and Asset-Backed Securities

The Fund may invest in mortgage-related securities and may invest all of its assets in such securities. Mortgage-related securities include fixed rate and adjustable-rate mortgage pass-through securities and fixed rate and variable rate collateralized mortgage obligations (“CMOs”).

Private mortgage-related securities represent interests in, or are collateralized by, pools consisting principally of residential mortgage loans created by non-governmental issuers. These securities generally offer a higher rate of interest than governmental and government-related, mortgage-related securities because there are no direct or indirect government guarantees of payment as in the former securities, although certain credit enhancements may exist. Securities issued by private organizations may not have the same degree of liquidity as those with direct or indirect government guarantees. Private mortgage-related securities purchased by the Fund must meet the ratings criteria described above under “Investment Information—Securities Selection.”

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates

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rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Certificates of Deposit

Certificates of deposit are promissory notes issued by banks and other financial institutions for fixed periods of time at fixed rates of interest. The Fund may invest in certificates of deposit that are insured by the FDIC and are issued by financial institutions that are (1) certified as Community Development Financial Institutions or (2) minority- or women-owned and primarily lend or facilitate lending in LMI areas or to LMI individuals to promote community development. Early withdrawal of certificates of deposit may result in penalties being assessed against the holder of the certificates of deposit.

Repurchase Agreements

The Fund may enter into repurchase agreements, in which the Fund purchases obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks from a bank or broker-dealer who agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities it holds. This could involve procedural costs or delays, in addition to a loss on the securities, if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

When-Issued, Delayed-Delivery and To Be Announced (TBA) Securities

The Fund may purchase securities on a when-issued, delayed-delivery or to be announced (TBA) basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. When to be announced (TBA) securities are purchased by the Fund, the Fund agrees to purchase an as yet unidentified security that meets certain specified terms.

By the time of delivery, securities purchased on a when-issued, delayed-delivery or to be announced (TBA) basis may be valued at less than the purchase price. At the time when-issued, delayed-delivery or to be announced (TBA) securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased.

Although a Fund will generally purchase securities on a when-issued, delayed-delivery or to be announced (TBA) basis with the intention of acquiring the securities, the Fund may dispose of the securities prior to delivery, if the Adviser deems it appropriate. If a Fund chooses to dispose of

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the right to acquire such securities prior to acquisition, it could, as with the disposition of any other such investment, incur a gain or loss due to market fluctuation.

Variable and Floating Rate Securities

The Fund may purchase U.S. Government Securities that have variable or floating rates of interest (“Variable Rate Securities”). These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on Variable Rate Securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates, but because of the interest reset provision, the potential for capital appreciation or depreciation is generally less than for fixed rate obligations. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules that allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Other Open-End Investment Companies

The Fund also may invest in securities issued by other open-end investment companies. Investments in other investment companies will cause the Fund (and, indirectly, the Fund’s shareholders) to bear proportionately the costs incurred in connection with the investment companies’ operations. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the 1940 Act.

Temporary or Defensive Strategies

The Fund may temporarily hold investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions or pending the acquisition of CRA-qualifying investments. These investments may include money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements. This strategy could prevent the Fund from achieving its investment objective and could reduce the Fund’s return and affect its performance during a market upswing.

For further information concerning the Fund’s investment policies and restrictions, see “Investment Policies and Restrictions” in the Fund’s Statement of Additional Information.

TRUST AND FUND INFORMATION

Investment Adviser

Investment decisions for the Fund are made by Shay Assets Management, Inc., a wholly-owned subsidiary of Shay Investment Services, Inc., a closely-held corporation majority owned by Rodger D. Shay and Rodger D. Shay, Jr. The Adviser, which is located at 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606, is registered under the Investment Advisers Act of 1940 and managed, as of December 31, 2005, approximately $3.8 billion in assets. The Adviser is responsible for placing purchase and sale orders for portfolio instruments.

A discussion regarding the basis for the Board of Trustees approving the Fund’s investment advisory agreement will be available in the first Annual or Semiannual Report to Shareholders.

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Advisory Fee Expenses

The Fund pays an advisory fee at an annual rate of 0.50% of average daily net assets.

Portfolio Managers

The portfolio managers of the Adviser manage the Fund’s investments as a team. The portfolio managers responsible for the day-to-day management of the Fund are Richard Blackburn, Kevin T. Blaser, Jon P. Denfeld, David Petrosinelli, Edward E. Sammons, Jr., and Rodger D. Shay, Jr.

Mr. Blackburn has been Senior Vice President and Senior Portfolio Manager of the Adviser since 1991. From 1982 to 1991, he was employed by the Adviser primarily as an account executive and financial consultant. Mr. Blackburn has 34 years of experience in the securities industry. His previous employers include Harris Bank, Chicago; Merrill Lynch; and the First National Bank of Chicago. Mr. Blackburn’s primary focus is in the mortgage securities markets, particularly in the area of floating and/or adjustable rate securities.

Mr. Blaser, Vice President and Portfolio Manager of the Adviser, joined the Adviser’s fixed income management team in 2003. Prior to joining the fixed income management team, Mr. Blaser worked for the Portfolio Strategies Group of the Funds’ distributor, Shay Financial Services, Inc. Before joining Shay in 1998, Mr. Blaser worked for an institutional broker-dealer in the Detroit, Michigan area. He is currently a Level II Chartered Financial Analyst (CFA) candidate and holds a Bachelor of Arts in Economics from Michigan State University.

Mr. Denfeld, Vice President and Portfolio Manager of the Adviser, joined the Adviser’s fixed income portfolio management team in 1996. From 1993 to 1996, he was employed by Shay Financial Services, Inc., as an account executive specializing in financial institutions. Mr. Denfeld’s focus is in the government and mortgage securities markets. He earned a Bachelor of Arts, with a major in Economics, from Fairfield University and is a Chartered Financial Analyst (CFA) charterholder.

Mr. Petrosinelli, Vice President and Portfolio Manager of the Adviser, joined the Adviser’s fixed income portfolio management team in 1999. From 1998 to 1999, Mr. Petrosinelli managed the Operating and Bond Proceed Funds for the Chicago Public Schools, a division of the City of Chicago. Prior to that, he was Assistant Vice President and Portfolio Manager for the Celtic Group, an insurance holding company. Mr. Petrosinelli’s primary focus is in the government and mortgage securities markets. He earned a Bachelor of Science in Finance from Northeastern University in Boston and a Master of Business Administration, cum laude, with a concentration in Economics, from Loyola University in Chicago. Mr. Petrosinelli is also a Chartered Financial Analyst (CFA) charterholder.

Mr. Sammons, Chairman of the Adviser, co-leads with Mr. Shay, Jr. the team that is responsible for the day-to-day management of the Fund’s investments. Prior to joining the Adviser in 1983, Mr. Sammons spent over 20 years with the Republic Bank of Dallas and left as a Senior Vice President and Manager of Fixed Income Securities.

Mr. Shay, Jr., President and Chief Investment Strategist (Fixed Income) of the Adviser, co-leads with Mr. Sammons the team that is responsible for the day-to-day management of each Fund’s investments. Mr. Shay, Jr. joined the fixed income portfolio management team in 2005 when he became President of the Adviser. He was Senior Vice President of the Adviser from 1997 to 2005. Mr. Shay, Jr. is an Interested Trustee and President of the Trust and the President and Chief Executive Officer of Shay Financial Services, Inc.

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Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund is available in the Statement of Additional Information (see “Investment Adviser—Portfolio Managers” in the Statement of Additional Information).

Distributor

Pursuant to the Distribution Agreement, Shay Financial Services, Inc. (the “Distributor”), as the principal distributor of the Fund’s shares, directly and through other firms advertises and promotes the Fund. The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “12b-1 Plan”) which allows the Fund to pay the Distributor an annual rate equal to .25% of the average daily net assets of the Fund.

Because these fees are paid out of the Fund’s assets on an ongoing basis over time, these fees will increase the cost of your investment. This charge could cost you more over time than you would pay through some other types of sales charges; however, the Rule 12b-1 fees are so low that the Trust shares offered by this prospectus are considered offered at “no-load.”

NET ASSET VALUE

The Fund’s net asset value per share fluctuates daily. It is determined by dividing the value of all securities and all other assets, less liabilities, by the number of shares outstanding. In general, Fund assets are valued at prices obtained from an independent pricing service or, for certain securities, the Board of Trustees has approved the daily use of a matrix pricing system developed by the Adviser that the Board believes reflects the fair value of such securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale. Short-term instruments maturing within 60 days may be valued at amortized cost.

INVESTING IN THE FUND

Share Purchases

Shares of the Fund may be purchased through a financial intermediary or by completing an application which can be acquired at www.amffunds.com. After a complete application form has been received and processed, orders to purchase shares of the Fund may be made by telephoning the Distributor at (800) 527-3713. Investors are urged to consult their own legal and tax advisors before investing in the Fund.

Purchase orders are accepted on each Business Day and become effective upon receipt and acceptance by the Trust. (As used in this Prospectus, the term “Business Day” means any day on which The Bank of New York and the Bond Market (as determined by the Bond Market Association) are both open for business. The Bank of New York is open weekdays and is closed on weekends and certain national holidays.) Payment must be in the form of federal funds. Checks are not accepted. Wire transfer instructions for federal funds should be as follows: Bank of New York, New York, NY, ABA#021 000 018, Ref: Account Number 8900403195. For purchase of Asset Management Fund, Community Development Fund; From: (Name of Investor); Account Number (Investor’s account number with the Trust); $(Amount to be invested).

For an investor’s purchase to be eligible for same day settlement, the purchase order must be received on a Business Day before 12:00 Noon, New York City time, and payment for the purchase order must be received by The Bank of New York by 4:00 p.m., New York City time, of that day. For investors seeking next day settlement, the purchase order must be received on a

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Business Day before 4:00 p.m., New York City time, and payment must be received by The Bank of New York by 4:00 p.m., New York City time, on the next Business Day after the purchase order was received. An investor must indicate to the Trust at the time the order is placed whether same day or next day settlement is sought. Payment must be received by The Bank of New York by 4:00 p.m., New York City time, on the Business Day designated for settlement or the order will be cancelled.

A purchase order is considered binding upon the investor. If payment is not timely received, the Trust may hold the investor responsible for any resulting losses or expenses the Trust incurs. In addition, the Trust, the Adviser and/or the Distributor may prohibit or restrict the investor from making future purchases of the Trust’s shares. The Distributor reserves the right to reimburse the Trust in its sole and absolute discretion on behalf of an investor for losses or expenses incurred by the Trust as a result of the investor’s failure to make timely payment.

Any federal funds received in respect of a cancelled order will be returned upon instructions from the sender without any liability to the Trust, the Adviser, the Distributor or The Bank of New York. If it is not possible to return such federal funds the same day, the sender will not have the use of such funds until the next day on which it is possible to affect such return. The Trust, the Adviser and/or the Distributor reserve the right to reject any purchase order.

Purchasing Shares through a Shareholder Servicing Agent

Shares of the Fund may be available through certain financial institutions (each such institution is a “Shareholder Servicing Agent”). Certain features of the Fund’s shares, such as the initial investment minimum, may be modified or waived by a Shareholder Servicing Agent. A Shareholder Servicing Agent may impose transaction or administrative charges or other direct fees. Therefore, you should contact the Shareholder Servicing Agent acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of shares and you should read this Prospectus in light of the terms governing your accounts with the Shareholder Servicing Agent.

A Shareholder Servicing Agent will be responsible for promptly transmitting client or customer purchase and redemption orders to the Fund in accordance with their agreements with the Distributor and with clients and customers. A Shareholder Servicing Agent or, if applicable, its designee that has entered into an agreement with the Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment and the order received by the Fund no later than the Fund’s pricing on the following Business Day. If payment is not received by such time, the Shareholder Servicing Agent could be held liable for resulting fees or losses. The Fund will be deemed to have received a purchase or redemption order when a Shareholder Servicing Agent, or if applicable, its authorized designee, accepts a purchase or redemption order in good order, provided payment and the order are received by the Fund on the following Business Day. Orders received by the Fund in good order will be priced at the Fund’s net asset value next computed after they are accepted by the Shareholder Servicing Agent or its authorized designee.

For further information as to how to direct a Shareholder Servicing Agent to purchase or redeem shares of the Fund on your behalf, you should contact your Shareholder Servicing Agent.

  Exchange of Securities

The Fund may issue its shares in exchange for securities owned by an investor or potential investor. The Fund will issue its shares only in exchange for securities that the Adviser believes will be CRA-qualifying and that are otherwise consistent with the investment policies and

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restrictions of the Fund. To determine the number of Fund shares that will be issued in the exchange, the investors’ securities will be valued pursuant to the method used for valuing the Fund’s portfolio securities. See “Net Asset Value” above.

Anti-Money Laundering Program

The Trust is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Trust may be required to hold the account of an investor if the investor appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a government agency.

Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, street address, date of birth, taxpayer identification number or other identifying information for investors who open an account with the Trust. Financial institutions, as defined at 31 U.S.C. 5312(a)(2), regulated by a federal functional regulator or a bank regulated by a state bank regulator are not subject to the customer identification requirements. The Trust may also ask to see other identifying documents. Applications without this information may not be accepted and orders will not be processed. Pending verification of the investor’s identity, the Trust will require a signature guarantee in order to process redemption requests. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Trust or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Minimum Investment Required

The minimum initial investment in the Fund is $1,000,000; provided, however, that the Distributor and/or the Trust reserve the right to accept a lesser initial investment in their sole and absolute discretion. There is no minimum investment balance required. Subsequent purchases may be made in any amount.

What Shares Cost

Shares of the Fund are sold at their net asset value next determined after the purchase order is received. There is no sales charge imposed by the Fund. The net asset value is determined each Business Day at 4:00 p.m., New York City time. Net asset value for purposes of pricing redemption orders is determined twice on any day redemptions are permitted and a proper redemption request is received (see “Redeeming Shares”).

Shares may be purchased through accounts established with investment professionals, such as banks or brokers. Investment professionals may charge additional fees directly to the investor for these services.

Dividends

Dividends are declared daily and paid monthly. Such dividends are declared immediately prior to 4:00 p.m., New York City time, and are automatically reinvested in additional shares of the Fund unless the shareholder requests cash payments by contacting the Distributor.

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An investor will receive the dividend declared on both the day its purchase order is settled and the day its redemption order is effected, including any next succeeding non-Business Day or Days, since proceeds are normally wired the next Business Day.

Frequent Purchases and Redemptions of Fund Shares

Frequent purchases and redemptions of the Fund’s shares may present risks to other shareholders of the Fund. These risks include disruption of portfolio investment strategies and objectives, with potential resulting harm to performance, and increased trading costs or Fund expenses. The Fund discourages and has established policies and procedures designed to detect and deter frequent trading that may be harmful to shareholders for other than legitimate liquidity needs. Under the Fund’s policies and procedures approved by the Board of Trustees, (i) trading activity in shareholder accounts, except accounts held in the name of a financial intermediary, that meet thresholds set by the Adviser based on the frequency and size of transactions in the account during a specified time period may be reviewed to assess whether the frequent trading in the account may be harmful to other shareholders and is pursued for the purpose of attempting to profit from anticipated short-term market moves up or down (“market timing”); (ii) the Adviser on behalf of the Fund reserves the right to reject or restrict any purchase order or exchange, including any frequent trading believed to constitute market timing; and (iii) the Fund, Adviser and Distributor are prohibited from entering into any agreement that would permit or facilitate market timing in the Fund. The Fund’s policies and procedures direct the Adviser to establish specific procedures to detect and deter market timing in order to implement the Fund’s frequent trading policies and procedures. Although these efforts are designed to deter frequent purchases and redemptions of Fund shares pursued for purposes of market timing, there is no assurance that these policies and procedures will be effective. These policies and procedures may be modified or terminated at any time without notice to shareholders.

Shares of the Fund may be held in the name of a financial intermediary. These accounts may be comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Fund. The Fund may not have access to information regarding trading activity by individual investors in such accounts. Accordingly, the Fund’s policies and procedures with respect to frequent purchases and redemptions do not apply to accounts held in the name of a financial intermediary.

Capital Gains

Net capital gains, if any, of the Fund are generally declared and paid once each year and reinvested in additional shares of the Fund or, at the shareholder’s option, paid in cash.

REDEEMING SHARES

The Fund redeems shares at its net asset value next determined after the Distributor receives the redemption request. Redemptions may be made on Business Days. Redemption requests must be received in proper form and can be made by telephone or in writing.

Telephone Redemption

Shareholders may redeem their shares by telephoning the Distributor on a Business Day. Call (800) 527-3713. Shareholders may experience difficulties contacting the Distributor during drastic economic events, political uncertainty or national tragedies. At such times, shareholders may also contact the Distributor at (312) 214-7455. In addition, shareholders can submit written requests for redemption as described under “Written Requests.” Net asset value is determined each Business Day at 4:00 p.m., New York City time. The time the redemption request is

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received determines when proceeds are sent and the accrual of dividends. Redemption requests received prior to 12:00 Noon, New York City time on a Business Day or other day redemptions are permitted, are effected on the same day, immediately after 4:00 p.m., New York City time. This means that proceeds will normally be wired in federal funds to the shareholder’s bank or other account shown on the Trust’s records the next Business Day, but in no case later than seven days.

A shareholder seeking same day settlement will not receive any dividend declared on the day its redemption request is effected.

Written Requests

Shares may also be redeemed by sending a written request to the Distributor, 230 W. Monroe Street, Suite 2810, Chicago, Illinois 60606-4902; Attention: Asset Management Fund.

Signatures

Signatures on written redemption requests must be guaranteed by one of the following:

•	a Federal Home Loan Bank

•	a savings association or a savings bank

•	a trust company or a commercial bank

•	a member firm of a domestic securities exchange or a registered securities association

•	a credit union or other eligible guarantor institution

In certain instances, the transfer and dividend agent may request additional documentation believed necessary to insure proper authorization. If an account is registered in the name of a corporation or other legal entity, the additional documentation may include a certified copy of a current corporate resolution, certificate of incumbency or other appropriate documentation indicating which officers, directors, trustees or persons are authorized to act for the legal entity. Shareholders with questions concerning documentation should call the Distributor at (800) 527-3713.

Receiving Payment

Proceeds of written redemption requests are sent at the same time and in the same manner as for telephone redemptions, based on the time of the receipt in proper form.

EXCHANGES

Shareholders may exchange shares of the Fund for shares in another fund of the Trust by telephoning the Distributor on a Business Day. Call (800) 527-3713. Exchanges may also be made by written request as previously described under “Written Requests.” The minimum amount for an exchange into the Fund is $1,000,000; provided, however, that the Distributor and/or the Trust reserve the right to accept exchanges below the minimum in their sole and absolute discretion. Exchanges will be effected at the relative net asset values next determined after receipt of an exchange request in proper form. Shareholders will receive dividends in the Fund through the date the exchange is effected and will begin receiving dividends in the other Fund the next Business Day. An exchange between Funds will generally result in a capital gain

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or loss, since for federal income tax purposes an exchange is treated as a sale of the shares of the fund from which the exchange is made and a purchase of the shares into the fund which the exchange is made.

The Trust reserves the right to amend or terminate this privilege with notice to shareholders.

SHAREHOLDER INFORMATION

Voting Rights

Besides the Community Development Fund, the Trust currently has six other portfolios that are offered in two separate prospectuses: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund. Shares of each fund represent interests only in the corresponding fund and having equal voting rights within that fund. The Trust’s Declaration of Trust provides that on any matter submitted to a vote of shareholders, all shares, irrespective of fund or class, shall be voted in the aggregate and not by fund or class, except that (i) as to any matter with respect to which a separate vote of any fund or class is permitted or required by the Investment Company Act of 1940 or the document establishing or designating that fund or class, such requirements as to a separate vote by that fund or class shall apply in lieu of the aggregate voting as described above, and (ii) as to any matter that does not affect the interest of a particular fund or class, only shareholders of the affected fund or class shall be entitled to vote thereon. The Bylaws of the Trust require that a special meeting of shareholders be held upon the written request of shareholders holding not less than 10% of the issued and outstanding shares of the Trust (or the fund or classes thereof).

Disclosure of Information Regarding Portfolio Holdings

A description of the Trust’s policy with respect to disclosure of information regarding the portfolio holdings of the Fund is available in the Statement of Additional Information (see “Disclosure of Information Regarding Portfolio Holdings” in the Statement of Additional Information).

Federal Income Tax Information

The Fund intends to remain qualified as a regulated investment company under the Internal Revenue Code for its future taxable years so long as such qualification is in the best interests of shareholders. If the Fund so qualifies, it will not pay federal income tax on the income and capital gain that it distributes to its shareholders.

The Trust intends to distribute all of the net investment income and net capital gains, if any, of the Fund to shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends or distributions are received in cash or as additional shares. Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received on December 31 of the calendar year declared. It is not anticipated that the Fund’s distributions will be treated as “qualified dividend income” eligible for reduced rates of federal income taxation when received by non-corporate shareholders.

Redemptions and exchanges of Fund shares are treated as sales and are subject to federal income taxation.

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Dividends and distributions may be subject to state and local taxes. Depending on your state’s tax laws, however, dividends attributable to interest earned on direct obligations of the U.S. Government may be exempt from such taxes.

Information on the federal income tax status of dividends and distributions is provided annually.

The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or the shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.

Prospective shareholders of the Fund should consult with their own tax advisors concerning the effect of owning shares of the Fund in light of their particular tax situation.

FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Fund because it did not commence operations until __________, 2006.

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Shareholder Reference Information

Distributor
Shay Financial Services, Inc.
230 West Monroe Street
Suite 2810
Chicago, Illinois 60606

Investment Adviser
Shay Assets Management, Inc.
230 West Monroe Street
Suite 2810
Chicago, Illinois 60606

Administrator and Transfer
and Dividend Agent
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Legal Counsel
Vedder, Price, Kaufman & Kammholz, P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Independent Registered Public Accountant
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, Ohio 43215

Trustees and Officers
Rodger D. Shay
Trustee and Chairman

Gerald J. Levy
Trustee and Vice Chairman

Richard M. Amis
Trustee

David F. Holland
Trustee

William A. McKenna, Jr.
Trustee

Christopher M. Owen
Trustee

Maria F. Ramirez
Trustee

Rodger D. Shay, Jr.
Trustee and President

Edward E. Sammons, Jr.
Vice President

Robert T. Podraza
Vice President and Assistant Treasurer

Trent M. Statczar
Treasurer

Daniel K. Ellenwood
Secretary

Frederick J. Schmidt
Chief Compliance Officer

Additional information about the Fund may be found in the Statement of Additional Information. The Statement of Additional Information contains more detailed information on the Fund’s investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the performance of the Fund during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These documents may be obtained without charge from the following sources:

By Phone:	In Person:
1-800-527-3713	Public Reference Room
Securities and Exchange Commission,
By Mail:	Washington, D.C.
Shay Financial Services, Inc.	(Call 1-202-942-8090 for more information)
Attn: Asset Management Fund
230 West Monroe Street	By Internet:
Suite 2810	http://www.amffunds.com
Chicago, IL 60606	http://www.sec.gov (EDGAR Database)

Public Reference Section	By E-mail:
Securities and Exchange Commission	publicinfo@sec.gov
Washington, D.C. 20549-0102	(a duplication fee is charged)
(a duplication fee is charged)

To request other information about the Funds or to make shareholder inquiries, call 1-800-527-3713.

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number:	Asset Management Fund	811-03541

This information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion - dated April 5, 2006

ASSET MANAGEMENT FUND
STATEMENT OF ADDITIONAL INFORMATION
___________ ___, 2006

COMMUNITY DEVELOPMENT FUND

230 WEST MONROE STREET, SUITE 2810, CHICAGO, ILLINOIS 60606

The Community Development Fund (the “Fund”) is a portfolio of the Asset Management Fund (the “Trust”), a professionally managed, open-end investment company. The Fund is represented by a series of shares separate from those of the Trust’s other series. The Fund has elected to be classified as a non-diversified investment company.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Fund’s Prospectus, dated _____________, 2006 (the “Prospectus”), a copy of which may be obtained from the Trust at 230 W. Monroe Street, Suite 2810, Chicago, Illinois 60606.

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Capitalized terms not defined in this Statement of Additional Information and defined in the Prospectus shall have the meanings defined in the Prospectus.

  TRUST HISTORY

The Trust is a Delaware statutory trust operating under an Amended and Restated Declaration of Trust dated January 31, 2006. The Trust was formerly a Maryland corporation, which commenced operations on November 9, 1982. In September 1994, the Trust changed its name from Asset Management Fund for Financial Institutions, Inc. to Asset Management Fund, Inc. and on September 30, 1999, as part of the reorganization into a Delaware statutory trust, changed its name to Asset Management Fund.

  THE FUND’S OBJECTIVES AND INVESTMENT POLICIES

The following investment information supplements that set forth in the Prospectus, which describes the Fund’s principal investment strategies and the types of securities in which the Fund primarily invests.

Investment Quality. The Fund invests in U.S. Government and agency securities and in securities rated at the time of purchase in the two highest rating categories assigned by at least one nationally recognized statistical rating organization (“Rating Agency”), e.g., AAA and AA by Standard & Poor’s Ratings Group and/or Aaa or Aa by Moody’s Investor Services, Inc. or which are deemed by the Adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.  If a security is rated by two or more Rating Agencies, the lowest rating assigned to the security is used for the purpose of determining whether the security meets these ratings criteria.

Repurchase Agreements. The Fund may enter into repurchase agreements, under which it may acquire an obligation of the U.S. government or its agencies for a relatively short period (usually not more than 30 days) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund’s holding period. If the seller defaults on its obligation to repurchase from the Fund the underlying instrument, which in effect constitutes collateral for the seller’s obligation, at the price and time fixed in the repurchase agreement, the Fund might incur a loss if the value of the collateral declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Fund may be delayed or limited. The Fund will always receive as collateral U.S. government or agency securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book entry transfer to the account of, the Trust’s custodian. The Fund will not enter into any repurchase agreements maturing in more than 60 days.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, fixed time deposits that are not subject to prepayment (other than overnight deposits), and other securities whose disposition is restricted under federal securities laws (other than securities issued pursuant to Rule 144A under the Securities Act of 1933).

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Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Portfolio Turnover. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) may involve correspondingly greater expenses to the Fund, including dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. Prepayments of mortgage-backed securities may cause the Fund to have an increased portfolio turnover rate.

Temporary and Defensive Strategies. For temporary or defensive purposes, the Fund may invest up to 100% of its assets in debt securities issued by the U.S. Government or its agencies, short-term money market securities and repurchase agreements, when the Adviser deems it prudent to do so. When the Fund engages in such strategies, it may not achieve its investment objective of investing in CRA-qualifying investments.

U.S. Government or Agency Securities. The Fund may invest in obligations issued or guaranteed by the United States or certain agencies or instrumentalities thereof or a U.S. Government-sponsored corporation. These include obligations issued by the United States or by a Federal Home Loan Bank, FHLMC, FNMA, the Government National Mortgage Association, the Student Loan Marketing Association and the Federal Farm Credit Banks, SBA and Federal Housing Administration (FHA) project loans. Since many of these U.S. Government securities are not backed by the “full faith and credit” of the United States, the Fund must look principally to the agency or instrumentality or corporation issuing or guaranteeing such obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality or corporation does not meet its commitment.

When-Issued, Delayed-Delivery and To Be Announced Securities. The Fund may purchase when-issued, delayed-delivery and to be announced (“TBA”) securities. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. TBA mortgage securities are mortgage pools where the issuer has defined and agreed to, in advance, the terms for investors, but has not yet specified the mortgages that will act as collateral.

Securities purchased for payment and delivery at a future date are subject to market fluctuation, and no interest accrues to the Funds until delivery and payment take place. By the time of delivery, such securities may be valued at less than the purchase price. At the time the Fund makes the commitment to purchase such securities, it will record the transaction and thereafter reflect the value each day of such securities in determining its net asset value. When such securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any interest in the security it purchased. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities that are segregated and/or from available cash. If the Fund sells such a security before the security has been delivered, Adviser will instruct the Trust’s custodian to segregate assets to cover the security to satisfy the Fund’s delivery obligations. Whenever

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the Fund is required to segregate assets, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute segregated assets.

Variable and Floating Rate Securities. The Fund may purchase U.S. Government securities that have variable or floating rates of interest (“Variable Rate Securities”). These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The interest paid on Variable Rate Securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates, but because of the interest reset provision, the potential for capital appreciation or depreciation is generally less than for fixed rate obligations.

Municipal Securities. The two principal classifications of municipal securities that the Fund may purchase include, but are not limited to, “general obligation” bonds and “revenue” bonds, including industrial development bonds. General obligation bonds are generally secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are generally payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.  The Fund may invest a significant amount in taxable municipal bonds that are designed primarily to finance community development.

Municipal bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multistate agencies or authorities. The municipal bonds that the Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Under the Internal Revenue Code, certain limited obligation bonds are considered “private activity bonds,” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

Some longer-term municipal bonds give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request - usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the Fund would hold the longer-term security, which could experience substantially more volatility.

Municipal bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues, and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

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The Fund may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Fund may also sell municipal bonds due to changes in the Adviser’s evaluation of the issuer or cash needs resulting from redemption requests for Fund shares. The secondary market for municipal bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Fund’s ability to sell particular municipal bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund’s municipal bonds in the same manner.

The Fund may also invest in “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of taxable municipal bonds, both within a particular category and between categories, and the yields on taxable municipal bonds depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the taxable municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a Rating Agency represent its opinion as to the quality of taxable municipal bonds. It should be emphasized that these ratings are general and are not absolute standards of quality. Taxable municipal bonds with the same maturity, interest rate and rating may have different yields. Subsequent to its purchase by the Fund, an issue of taxable municipal bonds may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.

The payment of principal and interest on most taxable municipal bonds purchased by the Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate “issuer” as that term is used in this Statement of Additional Information. An issuer’s obligations under its taxable municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet

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its obligations for the payment of interest on and principal of its taxable municipal securities may be materially adversely affected by litigation or other conditions.

Open-End Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies. Investments in other open-end investment companies will cause the Fund (and, indirectly, the Fund’s shareholders) to bear proportionately the costs incurred in connection with the investment companies’ operations. Securities of other open-end investment companies will be acquired by the Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

Other Securities. As the universe of community development securities expands, the Fund may purchase community development securities that the Adviser believes are consistent with the achievement of the Fund’s investment objectives. The Fund and its shareholders will bear the risks associated with investments in any such securities. The Adviser will invest only in securities that meet the credit standards set forth in the Prospectus and this Statement of Additional Information and that the Adviser believes will not be inconsistent with the Fund’s objective of investing in community development securities.

Loans of Portfolio Securities. For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan.

Mortgage Securities

Mortgage-Related Securities. Most mortgage-related securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by unscheduled payments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs that may be incurred. Some mortgage-related securities have additional features that entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether or not the mortgagor actually makes the payment. Any guarantees of interest and principal payments may be either as to timely or ultimate payment.

The average maturity of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool’s average maturity may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, and the location and age of the mortgage. Since prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool or group of pools. However, the average life will be substantially less than the stated maturity.

Mortgage-related securities may be classified into the following principal categories, according to the issuer or guarantor:

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Government mortgage-related securities consist of both government and government-related securities. Government securities are backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (“GNMA”), the principal U.S. Government guarantor of such securities, is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest, but not of market value, on securities issued by approved institutions and backed by pools of Federal Housing Administration-insured or Veterans Administration-guaranteed mortgages. Government-related securities are issued by U.S. Government-sponsored corporations and are not backed by the full faith and credit of the U.S. Government. Issuers include Fannie Mae (“FNMA”) and Freddie Mac (“FHLMC”). FNMA is a U.S. government-sponsored corporation owned entirely by private stockholders. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC issues mortgage-related securities representing interests in mortgage loans pooled by it. FHLMC is a U.S. Government-sponsored corporation that guarantees the timely payment of interest and ultimate collection of principal, and its stock is publicly traded.

Private mortgage-related securities represent interests in, or are collateralized by, pools consisting principally of residential mortgage loans created by non-government issuers. These securities generally offer a higher rate of interest than government and government-related mortgage-related securities because there are no direct or indirect government guarantees of payment as in the former securities, although certain credit enhancements may exist. Securities issued by private organizations may not have the same degree of liquidity as those with direct or indirect government guarantees. Private mortgage-related securities purchased by the Fund must be rated in one of the two highest rating categories by at least one Rating Agency.  If a security is rated by two or more Rating Agencies, the lowest rating assigned to the security is used for the purpose of determining whether the security meets these ratings criteria.

FNMA is subject to general regulation by the Secretary of Housing and Urban Development. Its common stock is publicly traded on the New York Stock Exchange. FNMA purchases residential mortgages from a list of approved seller services, which includes Federal and state savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its common and preferred stock is publicly traded on the New York Stock Exchange. FHLMC issues Participation Certificates (“PCs”), which represent interests in mortgages from FHLMC’s national portfolio.

With respect to private mortgage-related securities, timely payment of interest and principal may be supported by various forms of credit enhancements, including individual loan, title, pool and hazard insurance. These credit enhancements may offer two types of protection: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor and the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties or through various means of structuring the transaction as well as a combination of such approaches. The Fund will not pay any

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additional fees for such credit support, although the existence of credit support may increase the price of a security.

Credit enhancements can come from external providers such as banks or financial insurance companies. Alternatively, they may come from the structure of a transaction itself. Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue. There can be no assurance that the private insurers can meet their obligations under the policies.

The Fund may invest in private mortgage-related securities only to the extent the private mortgage-related securities are entitled to a 20% risk weighting under the capital adequacy guidelines of the Office of Thrift Supervision (“OTS”) and Office of the Comptroller of the Currency (“OCC”).

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including stripped mortgage-backed securities.

If mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders’ principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled repayment of principal will increase current and total returns.

Adjustable Rate Mortgage Securities. The adjustable rate feature of the mortgages underlying the adjustable rate mortgage securities (“ARMS”) in which the Fund invests generally will help to reduce sharp changes in the Fund’s net asset value in response to normal interest rate fluctuations to the extent that the Fund is invested in ARMS.  As the interest rates on the mortgages underlying the Fund’s investments in ARMS are reset periodically, the yields of such portfolio securities will gradually align themselves to reflect changes in market rates so that the market value of such securities will remain relatively constant as compared to fixed-rate instruments. This in turn should cause the net asset value of the Fund to fluctuate less than it would if the Fund invested entirely in more traditional longer-term, fixed-rate debt securities.

In contrast to fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMS permit the Fund to participate in increases in interest rates through periodic

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adjustments in the coupons of the underlying mortgages. This should produce both higher current yields and lower price fluctuations during such periods to the extent the Fund has invested in ARMS.  Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund generally will be able to reinvest such amounts in securities with a higher yield. For certain types of ARMS, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a particular, pre-specified, published interest rate index. The amount of interest due to an ARMS holder is calculated by adding a specified additional amount, the “margin,” to the index, subject to limitations or “caps” on the maximum or minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes in the interest rate during a given period. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. As a result, the Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed the maximum allowable annual (usually 100 to 200 basis points) or lifetime reset limits (or “cap rates”) for a particular mortgage. Fluctuations in interest rates above these levels could cause such mortgage securities to behave more like long-term, fixed-rate debt securities. Moreover, the Fund’s net asset value could vary to the extent that current yields on mortgage-backed securities are different than market yields during interim periods between coupon reset dates. Thus, investors could suffer some principal loss if they sold their shares of the Fund before the interest rates on the underlying mortgages were adjusted to reflect current market rates.

The interest rates paid on the mortgages underlying the ARMS in which the Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are several main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR), rates on six-month certificates of deposit, the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and are somewhat less volatile.

All mortgage-backed securities carry the risk that interest rate declines may result in accelerated prepayment of mortgages and the proceeds from such prepayment of mortgages may be reinvested at lower prevailing interest rates. During periods of declining interest rates, the coupon rates for ARMS may readjust downward, resulting in lower yields to the Fund. Further, because of this feature, ARMS may have less potential for capital appreciation than fixed-rate instruments of comparable maturities during periods of declining interest rates. Therefore, ARMS may be less effective than fixed-rate securities as a means of “locking in” long-term interest rates.

Collateralized Mortgage Obligations. Collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”) represent a beneficial interest in a pool of mortgage loans or mortgage-backed securities typically held by a trust. The beneficial interests are evidenced by certificates issued pursuant to a pooling and servicing agreement. The certificates are usually issued in multiple classes with the specific rights of each class set forth in the pooling and servicing agreement and the offering documents for the security. The pooling and servicing agreement is entered into by a trustee and a party that is responsible for pooling and conveying the mortgage assets to the trust, sometimes referred to as the depositor. Various administrative services related to the underlying mortgage loans,

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such as collection and remittance of principal and interest payments, administration of mortgage escrow accounts and collection of insurance claims are provided by servicers. A master servicer, which may be the depositor or an affiliate of the depositor, is generally responsible for supervising and enforcing the performance by the servicers of their duties and maintaining the insurance coverages required by the terms of the certificates. In some cases, the master servicer acts as a servicer of all or a portion of the mortgage loans.

CMOs may be issued or guaranteed by GNMA, FNMA or FHLMC, or they may be issued by private entities such as financial institutions, investment bankers, mortgage bankers and single-purpose stand-alone finance subsidiaries or trusts of such institutions. The CMOs and a form of them known as REMICs typically have a multi-class structure (“Multi-Class Mortgage-Related Securities”). Multi-Class Mortgage-Related Securities issued by private issuers may be collateralized by pass-through securities guaranteed by GNMA or issued by FNMA or FHLMC, or they may be collateralized by whole loans or pass-through mortgage-related securities of private issuers. Each class has a specified maturity or final distribution date. In one structure, payments of principal, including any principal prepayments, on the collateral are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class until all classes having an earlier stated maturity or final distribution date have been paid in full. In other structures, certain classes may pay concurrently, or one or more classes may have a priority with respect to payments on the underlying collateral up to a specified amount. The Fund will not invest in any class with residual characteristics. In addition, the Fund limits its purchase of CMOs and REMICs issued by private entities to those that are rated in one of the two highest rating categories by at least one Rating Agency. If a security is rated by two or more Rating Agencies, the lowest rating assigned to the security is used for the purpose of determining whether the security meets these ratings criteria.

Percentage Investment Limitations. Unless otherwise stated, all percentage limitations on Fund investments will apply at the time of investment. The Fund would not be deemed to have violated these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. With respect to borrowings, if the Fund’s asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

  INVESTMENT RESTRICTIONS

Fundamental Policies

The Trust has adopted the following investment restrictions for the Fund, none of which may be changed without the approval of a majority of the outstanding shares of the Fund, as defined under “General Information” in this Statement of Additional Information. In addition to these investment restrictions, the investment objectives of the Fund are fundamental and cannot be changed without the approval of the Fund’s shareholders.

The Fund may not:

(1)
Lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding debt obligations, entering into repurchase agreements, and loaning Federal funds and other day(s) funds to financial institutions, in each case to the extent permitted by the Fund’s investment objective and management policies.

(2)	Borrow money or issue senior securities, except that the Fund may borrow from domestic banks for temporary purposes and may engage in reverse repurchase transactions to the

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extent permitted by the 1940 Act; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or, subject to any limitations imposed by the 1940 Act. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

(3)
Act as an underwriter of securities, except to the extent that the Trust may be deemed to be an “underwriter” in connection with the purchase of securities for the Fund directly from an issuer or an underwriter thereof.

(4)
Purchase securities on margin or make short sales of securities; write or purchase put or call options or combinations thereof; or purchase or sell real estate, real estate mortgage loans, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests.

(5)
Invest 25% or more of the value of the Fund’s total assets in the securities of issuers in any single industry, except that the Fund will invest 25% or more of its total assets in securities of governmental, municipal, non-profit and private issuers that have a community development purpose (as defined in the Community Reinvestment Act).

Non-Fundamental Policies

The Fund has also adopted certain investment restrictions which are non-fundamental policies. Unlike fundamental policies, which may be changed only with the approval of a majority of the outstanding shares of the Fund, non-fundamental policies may be changed by the Trust’s Board of Trustees without shareholder approval.

The Fund may not:

(1)	Invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

(2)
Invest in reverse repurchase agreements, interest rate futures contracts, options and options on interest rate futures contracts, in each case until such time as federal credit unions may invest in them without limitation.

(3)	Invest in companies for the purpose of exercising management or control.

(4)	Invest in foreign securities.

  PURCHASE AND REDEMPTION OF SHARES

Investors may be charged a fee if they effect transactions through a broker or agent. Brokers and intermediaries are authorized to accept orders on the Fund’s behalf.

A purchase order is considered binding upon the investor. Should it be necessary to cancel an order because payment was not timely received, the Fund may hold the investor responsible for the difference between the price of the shares when ordered and the price of the shares when the order was cancelled. If the investor is already a shareholder of the Fund, the Fund may redeem shares from the investor’s account in an amount equal to such difference. In addition, the Fund, the Adviser and/or the Distributor may prohibit or restrict the investor from making future purchases of the Fund’s shares.

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The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption (1) for any period during which the New York Stock Exchange (the “Exchange”) is closed, other than customary weekend and holiday closings (i.e., New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) or any period during which trading on the Exchange is restricted, (2) for any period during which an emergency, as defined by the rules of the Securities and Exchange Commission, exists as a result of which (i) disposal by the Fund of securities held by the Fund is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of the Fund’s net assets, or (3) for such other periods as the Securities and Exchange Commission, or any successor governmental authority, may by order permit for the protection of shareholders of the Fund.

  MANAGEMENT OF THE TRUST

Board of Trustees

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The Trustees’ responsibilities include reviewing the actions of the Adviser, Distributor and Administrator.

Trustees and Officers

Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, is indicated by an asterisk. The fund complex consists of the seven Funds currently offered by the Trust and the AMF Large Cap Equity Institutional Fund, Inc.

Name, Age and Address	Position(s) Held With Trust, Length of Time Served and Term of Office	Principal Occupation(s) During Past Five Years, Prior Relevant Experience and Other Directorships	No. of Portfolios in Fund Complex Overseen
Independent Trustees
Richard M. Amis Age: 55 630 Clarksville Street Paris, TX 75460	Trustee since 1997. Indefinite Term of Office	President, First Federal Community Bank since 1984; Director, First Financial Trust Company since 1993; and Chairman, Texas Savings and Community Bankers Association from 1997 to 1998.	7
David F. Holland Age: 64 17 Ledgewood Circle Topsfield, MA 01983	Trustee since 1993 and from 1988 to 1989. Indefinite Term of Office	Retired; Chairman of the Board, Chief Executive Officer and President, BostonFed Bancorp Inc. from 1995 to 2005; Chairman of the Board from 1989 to 2005 and Chief Executive Officer from 1986 to 2005, Boston Federal Savings Bank; Consultant, TD Banknorth since 2005; Director, TD Banknorth - Massachusetts since 2005.	7

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Name, Age and Address	Position(s) Held With Trust, Length of Time Served and Term of Office	Principal Occupation(s) During Past Five Years, Prior Relevant Experience and Other Directorships	No. of Portfolios in Fund Complex Overseen

Gerald J. Levy Age: 73 4000 W. Brown Deer Road Milwaukee, WI 53209	Vice Chairman of the Board since 1997 and Trustee since 1982. Indefinite Term of Office
Chairman since 1984 and Director since 1963, Guaranty Bank (from 1959 to 1984, he held a series of officer’s positions, including President); Chairman, United States League of Savings Institutions in 1986; Director, FISERV, Inc. since 1986; Director, Republic Mortgage Insurance Company since 1995; Director, Guaranty Financial since 1992; Director, Federal Asset Disposition Association from 1986 to 1989; Director and Vice Chairman, Federal Home Loan Bank of Chicago since 2005 and from 1978 to 1982; and Member of Advisory Committee, Federal Home Loan Mortgage Corporation and Federal National Mortgage Corporation from 1986 to 1987.

7
William A. McKenna, Jr. Age: 69 71-02 Forest Avenue Ridgewood, NY 11385	Trustee since 2002. Indefinite Term of Office
Chairman Emeritus and Trustee since 2004, Chairman of the Board and Chief Executive Officer from 1992 to 2004 and President from 1985 to 2001, Ridgewood Savings Bank; Director, RSGroup Trust Company since 2004; Director, Retirement System Group, Inc. since 1998; Trustee, Irish Educational Development Foundation, Inc. since 2003; Trustee, The Catholic University of America since 2002; Trustee, RSI Retirement Trust since 1998; Trustee, St. Joseph’s College since 1987; Director, St. Vincent’s Services since 1986; Director, Boys Hope Girls Hope since 1979; Director, Calvary Hospital Fund since 2000; Director, St. Aloysius School since 2004; Director, American Institute of Certified Public Accountants since 2004; Director, AMF Large Cap Equity Institutional Fund, Inc. since 1989; and Director, M.S.B. Fund, Inc. from 1988 to 2003.

8

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Name, Age and Address	Position(s) Held With Trust, Length of Time Served and Term of Office	Principal Occupation(s) During Past Five Years, Prior Relevant Experience and Other Directorships	No. of Portfolios in Fund Complex Overseen

Christopher M. Owen Age: 58 5615 Chesbro Avenue San Jose, CA 95123	Trustee since 2005. Indefinite Term of Office	President and Chief Executive Officer since 1995 and Chief Financial Officer and Senior Vice President of Operations from 1991 to 1995, Meriwest Credit Union; Director, Meriwest Mortgage, LLC since 1993; Vice President, Manager - Financial Markets Group, Westpac Banking Corporation from 1983 to 1991.	7
Maria F. Ramirez Age: 58 One Liberty Plaza 46th Floor New York, NY 10006	Trustee since 2005. Indefinite Term of Office	President and Chief Executive Officer, Maria Fiorini Ramirez, Inc. (global economic and financial consulting firm) since 1992; Director, Independence Community Bank since 2000; Director, Statewide Savings Bank, SLA from 1989 to 2000; Director, Schroder Hedge Funds Bermuda since January 2004; Trustee, Pace University since 2000 and Member of Pace’s Lubin School of Business Advisory Board since 1997; Trustee, Notre Dame High School since 2001; and Trustee, Big Brother and Big Sister N.J. since 2003.	7

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Name, Age and Address	Position(s) Held With Trust, Length of Time Served and Term of Office	Principal Occupation(s) During Past Five Years, Prior Relevant Experience and Other Directorships	No. of Portfolios in Fund Complex Overseen
Interested Trustees and Officers
Rodger D. Shay * † Age: 69 1000 Brickell Avenue Miami, FL 33131	Chairman of the Board since 1997, Trustee since 1993 and Trustee from 1985 to 1990. Indefinite Term of Office
Chairman and Director, Shay Investment Services, Inc. and Shay Financial Services, Inc. since 1997; Director, Shay Assets Management, Inc. since 1997 and Chairman from 1997 to 2005; President, Chief Executive Officer and Member of the Managing Board, Shay Assets Management Co. from 1990 to 1997; Director, Horizon Bank, FSB since 1999 and Chairman from 1999 to 2002; President, U.S. League Securities, Inc. from 1986 to 1992 and Director from 1986 to 1991; Vice President and Assistant Secretary, AMF Large Cap Equity Institutional Fund, Inc. since 1995; Vice President, M.S.B. Fund, Inc. from 1995 to 2003 and Director from 2001 to 2003; Director, First Home Savings Bank, S.L.A. from 1990 to 1998; President, Bolton Shay and Company and Director and officer of its affiliates from 1981 to 1985; and employed by certain subsidiaries of Merrill Lynch & Co. from 1955 to 1981 (where he served in various executive positions including Chairman of the Board, Merrill Lynch Government Securities, Inc.; and Managing Director, Debt Trading Division of Merrill Lynch, Pierce, Fenner & Smith Inc.).

7
______________________________
* This Trustee is an “interested person” of the Trust under the 1940 Act because he holds certain positions with the Trust’s Distributor and/or Investment Adviser and because of his financial interest in Shay Investment Services, Inc., parent company of the Trust’s Investment Adviser, Shay Assets Management, Inc., and Distributor, Shay Financial Services, Inc.

† Rodger D. Shay, Chairman of the Board of Trustees and Trustee, is the father of Rodger D. Shay, Jr., Trustee and President.

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Name, Age and Address	Position(s) Held With Trust, Length of Time Served and Term of Office	Principal Occupation(s) During Past Five Years, Prior Relevant Experience and Other Directorships	No. of Portfolios in Fund Complex Overseen

Rodger D. Shay, Jr.* † Age: 46 230 West Monroe Street Suite 2810 Chicago, IL 60606	Trustee since 2002. Indefinite Term of Office President since 2005. Term of Office Expires 2006	President and Chief Executive Officer, Shay Financial Services, Inc. since 1997; President, Shay Assets Management, Inc. since 2005 and Senior Vice President from 1997 to 2005; Director, Family Financial Holdings, LLC since 2000; Director, First Financial Bank and Trust since 2003; and Director, First Federal Savings and Loan of Memphis from 1989 to 1991.	7
Edward E. Sammons, Jr. Age: 66 230 West Monroe Street Suite 2810 Chicago, IL 60606	Vice President since 2005. Term of Office Expires 2006	Chairman, Shay Assets Management, Inc. since 2005 and President from 1997 to 2005; Executive Vice President and Member of the Managing Board, Shay Assets Management Co. from 1990 to 1997; Executive Vice President and Member of the Managing Board, Shay Financial Services, Co. from 1990 to 1997; Vice President and Secretary, AMF Large Cap Equity Institutional Fund, Inc. since 1995; and Vice President and Secretary, M.S.B. Fund, Inc. from 1995 to 2003.	–
______________________________
* This Trustee is an “interested person” of the Trust under the 1940 Act because he holds certain positions with the Trust’s Distributor and/or Investment Adviser and because of his financial interest in Shay Investment Services, Inc., parent company of the Trust’s Investment Adviser, Shay Assets Management, Inc., and Distributor, Shay Financial Services, Inc.

† Rodger D. Shay, Jr., Trustee and President, is the son of Rodger D. Shay, Chairman of the Board of Trustees and Trustee.

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Name, Age and Address	Position(s) Held With Trust, Length of Time Served and Term of Office	Principal Occupation(s) During Past Five Years, Prior Relevant Experience and Other Directorships	No. of Portfolios in Fund Complex Overseen

Robert T. Podraza Age: 61 1000 Brickell Avenue Miami, FL 33131	Vice President and Assistant Treasurer since 1998. Term of Office Expires 2006	Vice President, Shay Investment Services, Inc. since 1990; Vice President and Chief Compliance Officer, Shay Financial Services, Inc. since 1990 and 1997, respectively; Vice President since 1990 and Chief Compliance Officer from 1997 to 2004, Shay Assets Management, Inc.; Chief Compliance Officer, Shay Financial Services Co. and Shay Assets Management Co. from 1989 to 1997; and Director, National Society of Compliance Professionals from 1996 to 1999.	–
Trent M. Statczar Age: 34 3435 Stelzer Road Columbus, OH 43219	Treasurer since 2002. Term of Office Expires 2006	Financial Services Vice President, BISYS Investment Services since 2003; Financial Services Director, BISYS Investment Services from 2000 to 2003; Financial Services Manager, BISYS Investment Services from 1998 to 2000; Financial Services Associate Manager, BISYS Investment Services from 1997 to 1998; Treasurer, AMF Large Cap Equity Institutional Fund, Inc. since 2002.	–
Daniel K. Ellenwood Age: 36 230 West Monroe Street Suite 2810 Chicago, IL 60606	Secretary since 1998. Term of Office Expires 2006	Chief Compliance Officer since 2004, Operations/Compliance Officer from 2003 to 2004, Operations Manager from 1997 to 2003, Shay Assets Management, Inc.; Compliance Analyst, Shay Financial Services, Inc. since 1996.	–
Frederick J. Schmidt Age: 46 90 Park Avenue 10th Floor New York, NY 10016	Chief Compliance Officer since 2004. Term of Office Expires 2006	Senior Vice President and Chief Compliance Officer, CCO Services of BISYS Fund Services since 2004; Chief Compliance Officer of four other investment companies or fund complexes that CCO Services of BISYS Fund Services provides compliance services since 2004; President, FJS Associates (regulatory consulting firm) from 2002 to 2004; Vice President, Credit Agricole Asset Management, U.S. from 1987 to 2002.	–

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Name, Age and Address	Position(s) Held With Trust, Length of Time Served and Term of Office	Principal Occupation(s) During Past Five Years, Prior Relevant Experience and Other Directorships	No. of Portfolios in Fund Complex Overseen

Christine A. Cwik Age: 56 230 West Monroe Street Suite 2810 Chicago, IL 60606	Assistant Secretary since 1999. Term of Office Expires 2006	Executive Secretary, Shay Assets Management, Inc. since 1999; Executive Secretary, Shay Investment Services, Inc. from 1997 to 1999; Executive Secretary, Chicago Bonding from 1991 to 1997.	–
Alaina V. Metz Age: 38 3435 Stelzer Road Columbus, OH 43219	Assistant Secretary since 1999 and Assistant Treasurer since 2002. Term of Office Expires 2006	Vice President, BISYS Fund Services since 2002; Chief Administrative Officer, BISYS Fund Services from 1995 to 2002; Assistant Secretary and Assistant Treasurer, AMF Large Cap Equity Institutional Fund, Inc. since 1999 and 2002, respectively.	–

The following table sets forth the compensation earned by Trustees from the Fund and the fund complex for the fiscal year ended October 31, 2005. None of the Trustees receives any pension or retirement benefits from the Fund or fund complex.

Trustee	Aggregate Compensation From the Fund[1]	Total Compensation from Trust and Fund Complex
Independent Trustees
Richard M. Amis	N/A	$26,000
David F. Holland	N/A	$26,000
Gerald J. Levy	N/A	$26,000
William A. McKenna, Jr.	N/A	$40,250
Christopher M. Owen[2]	N/A	$16,000
Maria F. Ramirez[2]	N/A	$15,500
Interested Trustees
Rodger D. Shay	$0	$0
Rodger D. Shay, Jr.	$0	$0
____________
1
Since the Fund did not commence operations until _________, 2006, no fees were paid during this fiscal year. The aggregate compensation payable by the Fund is estimated for its first full fiscal year, [_________, 2006] through [_________, ____] as follows: Richard M. Amis $__________, David F. Holland $__________, Gerald J. Levy $__________, William A. McKenna, Jr. $__________, Christopher M. Owen $__________, Maria F. Ramirez $__________.

2	Mr. Owen and Ms. Ramirez were elected to the Board of Trustees on April 25, 2005.

The Independent Trustees receive an annual retainer of $10,000. The board and committee meeting attendance fee is $1,500 for each in-person meeting and $500 for each telephonic meeting. During the Trust’s last fiscal year, the Board held four regular in-person meetings and two telephonic special meetings.

The Board of Trustees has three standing committees: the Audit Committee, the Nominating and Governance Committee and the Valuation Committee. The Audit Committee held two in-person

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meetings and one special telephonic meeting during the Trust’s last fiscal year. The Nominating and Governance Committee held two in-person meetings during the Trust’s last fiscal year.

The Audit Committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the independent registered public accounting firm. The members of the Audit Committee are David F. Holland, Chair, Richard M. Amis, Gerald J. Levy, William A. McKenna, Jr., Christopher M. Owen and Maria F. Ramirez.

The Nominating and Governance Committee is responsible for selection and nomination for election or appointment to the Board of the Independent Trustees. In the event of a vacancy on the Board, the Nominating and Governance Committee receives suggestions from various sources as to suitable candidates, including shareholders of the Trust. Suggestions and other correspondence should be sent in writing to Daniel K. Ellenwood, Secretary, Asset Management Fund, 230 W. Monroe Street, Suite 2810, Chicago, Illinois 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new trustees and reserves the right to interview all candidates and to make the final selection of any new trustees. The members of the Nominating and Governance Committee are Richard M. Amis, Chair, David F. Holland, Gerald J. Levy, William A. McKenna, Jr., Christopher M. Owen and Maria F. Ramirez.

The Valuation Committee, along with the President of the Adviser, is responsible under the Trust’s Pricing Procedures for reviewing and considering valuation recommendations by management for securities for which market quotations are not available or that a portfolio manager believes are being significantly mispriced by an independent pricing service. The members of the Valuation Committee are Rodger D. Shay, Jr. and Maria F. Ramirez.

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The following table sets forth the dollar range of equity securities in each series of the Trust beneficially owned by each Trustee as of December 31, 2005. Because the Fund did not commence operations until __________, 2006, none of the Trustees owned shares in the Fund as of December 31, 2005.

Trustee	Community Development Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Richard M. Amis	None	over $100,00[1]
David F. Holland	None	10,001 - 50,000
Gerald J. Levy	None	over 100,000[2]
William A. McKenna	None	10,001 - 50,000
Christopher M. Owen	None	over 100,000[3]
Maria F. Ramirez
Interested Trustees
Rodger D. Shay	None	over 100,000
Rodger D. Shay, Jr.	None	over 100,000
____________
1
Mr. Amis had through an institution he serves as an officer shared voting and investment power over 179,506.030 Class I shares of the Money Market Fund, 1,454,503.603 shares of the Ultra Short Mortgage Fund and 255,667.128 shares of the Short U.S. Fund, and he disclaims beneficial ownership of those shares.

2	Mr. Levy had through an institution he serves as an officer shared voting and investment power over 100,000 shares of the Ultra Short Fund, and he disclaims beneficial ownership of those shares.

3
Mr. Owen had through an institution he serves as an officer shared voting and investment power over 1,854,052.742 shares of the Ultra Short Mortgage Fund, and he disclaims beneficial ownership of those shares.

As of __________, 2006, the officers and Trustees of the Trust as a group directly owned less than 1% of the shares of the Fund. As of ______________, 2006, institutions owned by Shay Investment Services, Inc., a closely held corporation majority owned by Messrs. Shay and Shay, Jr., held ___ shares of the Fund. Messrs. Shay and Shay, Jr. do not have voting and/or investment power over those shares.

No Independent Trustee owns beneficially or of record, any security of Shay Assets Management, Inc., Shay Financial Services, Inc., or Shay Investment Services Inc. or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Shay Assets Management, Inc., Shay Financial Services, Inc., or Shay Investment Services Inc.

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As of the date of this Statement of Additional Information, _______________ owned all of the outstanding shares of the Fund as a result of seed capital provided to the Fund.

As of the date of this Statement of Additional Information, no other persons were known to the Fund to be beneficial and record owners (having sole voting and dispositive power) of 5% or more of the shares of the Fund.

  INVESTMENT ADVISER

The investment adviser of the Fund is Shay Assets Management, Inc. (the “Adviser”). The Adviser, a Florida corporation, with its principal office at 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606, has served as the Adviser to the Trust since December 8, 1997. The Adviser is registered as an investment adviser under the Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Shay Investment Services, Inc., a closely-held corporation majority-owned by Rodger D. Shay, who is a member of the Board of Trustees and Chairman of the Board of Trustees, and Rodger D. Shay, Jr., who is a member of the Board of Trustees, President of the Trust and President of the Adviser. As a result of the foregoing, Rodger D. Shay and Rodger D. Shay, Jr. are considered interested persons of the Fund. The Adviser also serves as sub-adviser to the John Hancock Large Cap Select Fund, RSI Retirement Trust Actively Managed Bond Fund, RSI Retirement Trust Intermediate-Term Bond Fund and RSI Retirement Trust Value Equity Fund.

The Investment Advisory Agreement between the Fund and the Adviser (the “Advisory Agreement”) continues from year to year, subject to termination by the Fund or the Adviser as hereinafter provided, if such continuance is approved at least annually by a majority of the outstanding shares (as defined under “General Information” in this Statement of Additional Information) of the Fund or by the Board of Trustees. The Advisory Agreement must also be approved annually by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto. All Trustees’ votes must be cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement was approved by the Board of Trustees, including a majority of the Independent Trustees, at a meeting on April __, 2006. The Board of Trustees, including a majority of the Independent Trustees, determined that the Advisory Agreement is fair and reasonable and that approval of the agreement is in the best interests of the Fund.

As compensation for the services rendered by the Adviser under the Advisory Agreement, the Fund pays the Adviser a fee, payable monthly, computed at an annual rate of .50% of average daily net assets.

The Adviser may from time to time enter into arrangements with entities such as trade associations and affinity groups (“organizations”) whereby the Adviser agrees to pay such an organization a portion of the management fees received by the Adviser with respect to assets invested in the Funds by members of the organization for certain services or products (such as use of logos or membership lists, bundling with or placement of articles in newsletters or other organization publications, directory listings, and space at trade shows) provided by the organization.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance,

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bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement.

The Advisory Agreement will terminate automatically upon assignment and is terminable with respect to the Fund at any time without penalty by the Board of Trustees or by a vote of a majority of the outstanding shares (as defined under “General Information” in this Statement of Additional Information) of the Fund on 60 days’ written notice to the Adviser, or by the Adviser on 90 days’ written notice to the Fund.

  Portfolio Managers

The portfolio managers of the Adviser manage the Fund’s investments as a team. The portfolio managers responsible for the day-to-day management of the Fund are Richard Blackburn, Kevin T. Blaser, Jon P. Denfeld, David Petrosinelli, Edward E. Sammons, Jr., and Rodger D. Shay, Jr. The Adviser currently manages only portfolios of registered investment companies. As of ____________, 2006, the portfolio managers managed no accounts other than other portfolios of the Trust.

Below is information regarding other portfolios of the Trust, managed by each portfolio manager on behalf of the Adviser as of ____________, 2006. These portfolios are not subject to performance fees.

Portfolio Manager	Number of Other Portfolios	Total Assets in Other Portfolios
Richard Blackburn	[___]	[___]
Kevin T. Blaser	[___]	[___]
Jon P. Denfeld	[___]	[___]
David Petrosinelli	[___]	[___]
Edward E. Sammons	[___]	[___]
Rodger D. Shay, Jr.	[___]	[___]

Investment decisions for the Fund are made independently from those for the other funds and other accounts advised by the Adviser. It may happen, on occasion, that the same security is held in one fund and in another fund or in another account advised by the Adviser. Simultaneous transactions are likely when several portfolios are advised by the same Adviser, particularly when a security is suitable for the investment objectives of more than one of such accounts. When two or more funds or accounts advised by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective funds or accounts, both as to amount and price, in accordance with a method deemed equitable to each fund or account. In some cases, this system may adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund.

The compensation structure of the portfolio managers, as of ____________, 2006, consists of a base salary which is typically augmented by an annual subjective bonus. During cycles of rapidly rising assets under management, aggregate annual bonus compensation may exceed base salary compensation. In periods of rapidly declining assets under management, the opposite may be true. Bonus incentives can also be affected by long term risk-adjusted return performance.

As of the date of the SAI, the Portfolio Managers do not own any shares in the Fund.

  DISTRIBUTOR

Shay Financial Services, Inc. is a registered broker-dealer and the Fund’s principal distributor (the “Distributor”). The Distributor, a Florida corporation, is a wholly-owned subsidiary of Shay

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Investment Services, Inc., which is a closely-held corporation majority owned by Rodger D. Shay, who is a member of the Board of Trustees and Chairman of the Board of Trustees, and Rodger D. Shay, Jr., who is a member of the Board of Trustees, President of the Trust and President of the Distributor. The Distributor is located at 230 W. Monroe Street, Suite 2810, Chicago, Illinois 60606-4902.

As compensation for distribution services with regard to the Community Development Fund, the Trust pays the Distributor a fee, payable monthly, equal to an annual rate of .25% of the average daily assets of the Fund.

The Distributor is obligated under the Distribution Agreement to bear the costs and expenses of printing and distributing copies of the prospectus and annual and interim reports of the Fund (after such items have been prepared and set in type) that are used in connection with the offering of shares of the Fund to investors, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor in connection with the offering of the shares of the Fund for sale to investors.

The Distributor, and its affiliated persons, including Rodger D. Shay, who is a member of the Board of Trustees and Chairman of the Board of Trustees, Rodger D. Shay, Jr., who is a member of the Board of Trustees and President of the Trust, Edward E. Sammons Jr., who is Vice President of the Trust, Robert T. Podraza, who is Vice President and Assistant Treasurer of the Trust, and Daniel K. Ellenwood, who is Secretary of the Trust, have a direct or indirect financial interest in the operation of the Trust’s Rule 12b-1 Plan and related Distribution Agreement. None of the Trustees who are not interested persons of the Trust have any direct or indirect financial interest in the operation of the Trust’s Rule 12b-1 Plan and related Distribution Agreement.

The Trust has appointed the Distributor to act as the principal distributor of the Fund’s continuous offering of shares pursuant to a Distribution Agreement dated December 8, 1997 between the Trust and the Distributor (the “Distribution Agreement”). The initial term of the Distribution Agreement was completed as of March 1, 1999, and now continues in effect from year to year thereafter, subject to termination by the Trust or the Distributor as hereinafter provided, if approved at least annually by the Board of Trustees and by a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the arrangements contemplated by the agreement. In approving the Rule 12b-1 Plan, the Board of Trustees concluded in accordance with the requirements of Rule 12b-1 under the 1940 Act that there is a reasonable likelihood that the Rule 12b-1 Plan will benefit each Fund and its shareholders.

The Trust’s Rule 12b-1 Plan requires the Board of Trustees to make a quarterly review of the amount expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made. The Rule 12b-1 Plan may not be amended to increase materially the amount paid by the Fund thereunder without shareholder approval. All material amendments to the Rule 12b-1 Plan must be approved by the Board of Trustees and by the “disinterested” Trustees referred to above. The Rule 12b-1 Plan will terminate automatically upon its assignment and is terminable at any time without penalty by a majority of the Trustees who are “disinterested” as described above or by a vote of a majority of the outstanding shares (as defined under “General Information” in this Statement of Additional Information) of the Fund on 60 days’ written notice to the Distributor, or by the Distributor on 90 days’ written notice to the Trust. Although the Distributor’s fee is calculable separately with respect to each fund of the Trust and the Distributor reports expense information to the Trust on a fund-by-fund basis, any 12b-1 fee received by the Distributor in excess of expenses for a given fund may be used for any purpose, including payment of expenses incurred in distributing shares of another fund, to compensate another dealer for distribution assistance or payment of the Distributor’s overhead expenses.

The Adviser or Distributor, out of its own resources and without additional costs to the Fund or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries

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who sell shares of the Fund in recognition of their marketing, transaction processing and/or administrative services support.

The Trust, the Adviser and the Distributor have adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members and officers of the Trust and employees of the Adviser and Distributor are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the codes of ethics. The codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Portfolio managers, traders, research analysts and others involved in the investment advisory process are subject to special standards. Among other things, the codes of ethics prohibit certain types of transactions absent prior approval, impose time periods during which personal transactions may not be made in certain securities, and require the submission of quarterly reporting of securities transactions. Exceptions to these and other provisions of the codes of ethics may be granted in particular circumstances after review by appropriate personnel.

It is not anticipated that the Fund will invest in voting securities. In the event the Fund invests in voting securities, the Trust has delegated to the Adviser the responsibility for voting the proxies related to such securities, subject to the Board of Trustees’ oversight. It is the Adviser’s policy to vote proxies in a manner that is most economically beneficial to the Fund. When a vote presents a conflict between the interests of Fund shareholders and the interests of the Adviser or Distributor, a special internal review by the Adviser’s Executive Committee determines the vote. Information regarding the Fund’s proxy voting record relating to portfolio securities ending each June 30th will be available without charge, upon request, by calling 1-800-527-3713 or on the SEC’s website at http://www.sec.gov.

  FUND SERVICES

BISYS Fund Services Ohio, Inc. (“BISYS”), 3435 Stelzer Road, Columbus, Ohio 43219, an Ohio corporation, is the Trust’s current administrative agent (the “Administrator”) with respect to the Fund. Pursuant to the terms of the administration agreement between the Trust and BISYS (the “Administration Agreement”), BISYS performs various administrative services for the Fund, including (i) assisting in supervising all aspects of the Fund’s operations other than those assumed by the Adviser, Distributor, custodian, fund accountant and transfer and dividend agent, (ii) providing the Fund with the services of persons competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Fund, (iii) maintaining the Fund’s books and records, and (iv) preparing various filings, reports, statements and returns filed with governmental authorities or distributed to shareholders of the Fund.

In addition, BISYS is the transfer and dividend agent for the Fund’s shares. Pursuant to the terms of the transfer agency agreement between the Trust and BISYS (the “Transfer Agency Agreement”), BISYS provides various transfer agency services to the Fund, including (i) processing shareholder purchase and redemption requests, (ii) processing dividend payments and (iii) maintaining shareholder account records.

BISYS also serves as the fund accountant for the Trust. Pursuant to the terms of the fund accounting agreement between the Trust and BISYS (the “Fund Accounting Agreement”), BISYS provides various fund accounting services to the Fund, which include (i) computing the Fund’s net asset value for purposes of the sale and redemption of its shares, (ii) computing the Fund’s dividend payables, (iii) preparing certain periodic reports and statements, and (iv) maintaining the general ledger accounting records for the Fund.

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As compensation for the services rendered by BISYS under the Administration Agreement, Transfer Agency Agreement and Fund Accounting Agreement, the Trust pays BISYS a single fee, computed daily and payable monthly, with respect to the Fund at the rate of 0.03% per annum of the Fund’s average daily net assets up to and including $1 billion; 0.02% per annum of the next $1 billion of average daily net assets; and 0.01% per annum of the Fund’s average daily net assets over $2 billion, with a minimum annual fee of $393,200 for the Trust’s series taken together. If applicable, the minimum fee is allocated among the Trust’s series based on relative average daily net assets. Certain out-of-pocket expenses and miscellaneous service fees and charges are not included in the fee rates and minimum annual fee described above. BISYS is also entitled to receive a $15.00 per account per fund annual processing fee.

Because the Fund did not commence operations until _____________, 2006, no administrative services fees for the Fund have been paid to the Administrator as of the date of this SAI.

The Trust has also entered into a compliance services agreement with BISYS (the “Compliance Services Agreement”). Pursuant to the terms of the Compliance Services Agreement, BISYS makes available an individual to serve as the Trust’s chief compliance officer. The chief compliance officer is responsible for administering the Trust’s compliance policies and procedures and annually reviewing the compliance policies and procedures of the Trust and the Trust’s service providers in accordance with Rule 38a-1 under the 1940 Act. As compensation for the services rendered by BISYS under the Compliance Services Agreement, the Trust paid BISYS an annual fee of $100,000, plus out-of-pocket expenses, for the fiscal year ended October 31, 2005. For the period October 1, 2005 to September 30, 2006, the Trust has agreed to pay BISYS an annual fee of $104,600, plus out-of-pocket expenses.

  CUSTODIAN

The Bank of New York, 100 Church Street, 10th Floor, New York, New York 10286, a Maryland corporation, is the custodian of the Fund’s investments.

  DETERMINATION OF NET ASSET VALUE

For purposes of determining the net asset value per share of the Fund, investments will generally be valued at prices obtained from an independent pricing service or, for certain securities, the Board of Trustees has approved the daily use of a matrix pricing system developed by the Adviser that the Board believes reflects the fair value of such securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.

  CERTAIN FEDERAL INCOME TAX MATTERS

The following discussion is not intended to be a full discussion of federal income tax laws and their effect on shareholders. Investors should consult their own tax advisors as to the tax consequences of ownership of shares.

The Fund’s portfolio is treated as a separate entity for federal income tax purposes, and thus the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies are applied to each fund of the Trust separately, rather than to the

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Trust as a whole. In addition, net long-term and short-term capital gains and losses, net investment income, operating expenses and all other items are determined separately for each fund of the Trust.

The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. In order to so qualify, the Fund must, among other things: (a) diversify its holdings so that generally, at the end of each quarter of the taxable year, (i) at least 50% of the value of its total assets is represented by cash and cash items, government securities and other securities with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than government securities or the securities of other regulated investment companies), or two or more issuers which the Fund controls and which are engaged in the same or similar trades of business, or of the securities of one or more qualified publicly traded partnerships; and (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, other income derived with respect to its business of investing in stock or securities, and net income derived from an interest in a qualified publicly traded partnership. If the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on its net investment income and net capital gains distributed to shareholders, provided at least 90% of its investment company taxable income for the taxable year (computed without regard to the deduction for dividends paid) is so distributed.

Dividends of the Fund’s net investment income (which generally includes income other than net capital gains, net of operating expenses), and distributions of net short-term capital gains (i.e., the excess of net short-term capital gains over net long-term capital losses) are taxable to shareholders as ordinary income whether reinvested in shares or paid in cash. Distributions of net long-term capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares of the Fund and whether reinvested in shares or paid in cash. Under the Code, net long-term capital gains received by corporate shareholders (including long-term capital gain distributions by the Fund) are taxed at the same rates as ordinary income. Net long-term capital gains received by individual and other non-corporate shareholders (including long-term capital gain distributions by the Fund) are generally taxed at a maximum rate of 15%, but this rate will increase to 20% after 2008 unless legislation to extend the lower rate is enacted.

Because no portion of the income of the Fund will consist of dividends from domestic corporations, dividends paid by the Fund are not expected to be treated as “qualified dividend income,” eligible for reduced rates of federal income taxation when received by non-corporate shareholders, and will not qualify for the “dividends received deduction” available to corporate shareholders.

Gain or loss realized upon a sale or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss. Any loss realized by a shareholder upon the sale of the Fund’s shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

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Investments by the Fund in securities issued at a discount (or treated as if issued at a discount) or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders of the Fund.

The Fund generally will be subject to a 4% nondeductible excise tax to the extent the Fund does not meet certain minimum distribution requirements by the end of each calendar year. To avoid the imposition of the 4% excise tax, it may be necessary for a dividend to be declared in October, November or December and actually paid in January of the following year, which dividend will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or the shareholder has been notified by the Internal Revenue Service (“IRS”) that the shareholder is subject to backup withholding. Certain corporate and other shareholders specified in the Code and the regulations thereunder are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability provided the appropriate information is furnished to the IRS.

Foreign shareholders, including shareholders who are nonresident aliens, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by any applicable treaty. Recently enacted legislation, however, modifies the tax treatment of certain dividends paid by the Fund to non-U.S. persons. Effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. person with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund.

Treasury Regulations provide that if a shareholder recognizes a loss with respect to Fund shares of $2 million or more in a single taxable year (or $4 million or more in any combination of taxable years) for shareholders who are individuals, S corporations or trusts, or $10 million or more in a single taxable year (or $20 million or more in any combination of taxable years) for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their particular circumstances.

Investors are advised to consult their own tax advisors with respect to the application to their own circumstances of the above-described general federal income taxation rules and with respect to other federal, state, local or foreign tax consequences to them of an investment in shares of the Fund.

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  FUND TRANSACTIONS

Purchases and sales of securities for the Fund usually are principal transactions. Securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually, but not always, are no brokerage commissions paid by the Fund for such purchases. Purchases from dealers serving as market makers may include the spread between the bid and asked prices. The Adviser attempts to obtain the best price and execution for portfolio transactions.

The Fund will not purchase securities from, sell securities to, or enter into repurchase agreements with, the Adviser or any of its affiliates.

Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment under the general supervision of the Board of Trustees and in a manner deemed fair and reasonable to shareholders. Pursuant to the Adviser’s Best Execution Policies and Procedures, the Adviser seeks to obtain “best execution” for the Fund’s securities transactions. In seeking to obtain “best execution,” the Adviser considers the range and quality of the broker-dealer’s services. On occasion the Adviser on behalf of each Fund may effect securities transactions on an agency basis with broker-dealers providing research services and/or research-related products for the Fund. Research services or research-related products may include information in the form of written reports, reports accessed by computers or terminals, statistical collations and appraisals and analysis relating to companies or industries. However, in selecting such broker-dealers, the Adviser adheres to the primary consideration of “best execution.”

  DISCLOSURE OF INFORMATION REGARDING PORTFOLIO HOLDINGS

Information about the Fund’s portfolio holdings and other portfolio characteristics is provided to the Administrator, the Distributor and other service providers to enable such service providers to carry out their responsibilities to the Fund. The procedures that the Fund uses to ensure disclosure of information about portfolio holdings are designed to be in the best interests of Fund shareholders.

In accordance with industry practice, information about the Fund’s portfolio characteristics is provided to mutual fund rating agencies and companies that collect and maintain information about mutual funds. This information is produced on a daily, weekly, monthly and quarterly basis and made available as soon as possible. The Fund’s portfolio holdings may be provided to mutual fund rating agencies and companies that collect and maintain information about mutual funds on a quarterly basis no sooner than 30 days after the quarter-end. Portfolio holdings may also be provided without a delay to Morningstar and other rating agencies and companies that collect and maintain information about mutual funds that sign a confidentiality agreement.

Information about the Fund’s portfolio holdings and characteristics is disclosed on a monthly and quarterly basis to shareholders and prospective shareholders of the Fund that are regulated entities and by law or business practices are required to receive this information. The information is provided no sooner than 10 days after the month- or quarter-end.

General performance or statistical information about the Fund and information about realized and unrealized capital gains may be disclosed to shareholders and prospective shareholders as soon as practicable. Summaries of the Fund’s performance and historical sector allocation may be provided to shareholders and prospective shareholders on a quarterly basis no sooner than 30 days after the quarter-end.

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The Fund’s portfolio holdings may be disclosed to third parties for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of Fund assets and to minimize impact on remaining Fund shareholders.

All disclosures except those to rating agencies and companies that collect and maintain information about mutual funds are submitted to the Adviser’s compliance department before dissemination. Portfolio holdings and characteristics may also be disclosed in other circumstances if reviewed and approved by the Chief Compliance Officer and the Chairman or President of the Adviser.

Each Fund also discloses information about its portfolio holdings to the extent required by law or regulation.

  ORGANIZATION OF THE TRUST

The Trust currently offers an unlimited number of shares of beneficial interest divided into seven funds: the Community Development Fund, the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, and the U.S. Government Mortgage Fund. The shares of each fund represent interests only in the corresponding fund. Shares of the Money Market Fund are issued in two classes: D shares and I shares. When issued and paid for in accordance with the terms of offering, each share is legally issued, fully paid and nonassessable. All shares of beneficial interest of the same class have equal dividend, distribution, liquidation and voting rights and are redeemable at net asset value, at the option of the shareholder. In addition, the shares have no preemptive, subscription or conversion rights and are freely transferable.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted, by the provisions of such Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares (as defined under “General Information” below) of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class in the matter are substantially identical or the matter does not affect any interest of such class. However, the Rule exempts the selection of independent public accountants and the election of trustees from the separate voting requirements of the Rule.

The Trust is responsible for the payment of its expenses. Such expenses include, without limitation, the fees payable to the Adviser, the Distributor and BISYS with respect to each fund, the fees and expenses of the Trust’s custodian with respect to each fund, any brokerage fees and commissions of each fund, any portfolio losses of each fund, filing fees for the registration or qualification of each fund’s shares under federal or state securities laws, the fund’s pro rata share of taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Trust with respect to the fund for violation of any law, each fund’s pro rata share of legal and auditing fees and expenses, expenses of preparing and setting in type prospectuses, proxy materials, reports and notices and the printing and distributing of the same to the shareholders of each fund and regulatory authorities, the Fund’s pro rata share of compensation and expenses of the Trust’s Trustees and officers who are not affiliated with the Adviser, the Distributor or BISYS, and extraordinary expenses incurred by the Trust with respect to each fund.

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  COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Suite 2600, Chicago, Illinois 60601, is legal counsel to the Trust and passes upon the validity of the shares offered by the Prospectus.

PricewaterhouseCoopers LLP, 100 East Broad Street, Suite 2100, Columbus, Ohio 43215, the independent Registered Public Accounting Firm for the Fund, audits the Fund’s annual financial statements and reviews its tax returns.

  GENERAL INFORMATION

The Trust sends to all of the shareholders of the Fund semi-annual reports and annual reports, including a list of investment securities held by the Fund, and, for annual reports, audited financial statements of the Fund.

As used in the Prospectus and this Statement of Additional Information, the term “majority,” when referring to the approvals to be obtained from shareholders, means the vote of the lesser of (1) 67% of the Fund’s shares of each class or of the class entitled to a separate vote present at a meeting if the holders of more than 50% of the outstanding shares of all classes or of the class entitled to a separate vote are present in person or by proxy, or (2) more than 50% of the Fund’s outstanding shares of all classes or of the class entitled to a separate vote. The Bylaws of the Trust provide that an annual meeting of shareholders is not required to be held in any year in which none of the following is required to be acted on by shareholders pursuant to the 1940 Act: election of trustees; approval of the investment advisory agreement; ratification of the selection of independent public accountants; and approval of a distribution agreement.

The Prospectus and this Statement of Additional Information do not contain all the information included in the registration statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectus and Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

  FINANCIAL STATEMENTS

No financial statements are available for the Fund because the Fund did not commence operations until _____________, 2006.

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APPENDIX A

Explanation of Rating Categories

The following is a description of credit ratings issued by two of the major credit rating agencies. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings; and an issuer’s current financial condition may be better or worse than a rating indicates. Although the Investment Adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase.

Bonds rated Aa by Moody’s are judged to be of high quality by all standards. Together with the Aaa Group they comprise what are known as high-grade bonds. Moody’s applies the numerical modifiers 1, 2 and 3 to certain general rating classifications, including Aa. The modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Debt rated AA by Standard & Poor’s has a very strong capacity to meet its financial commitments and differs from the highest rated issues, which are rated AAA, only in small degree. Ratings in certain categories, including AA, may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Securities rated Baa and BBB are the lowest that are considered “investment grade” obligations. Duff and Phelps, Inc. and Fitch Investors Service, Inc. have comparable rating systems.

Standard & Poor’s Rating Services

Bond Rating	Explanation
Investment Grade
AAA	Highest rating; extremely strong capacity to meet its financial commitments.
AA	High quality; very strong capacity to meet its financial commitments.
A	Strong capacity to meet its financial commitments; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB	Adequate capacity to meet its financial commitments; adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to meet its financial commitments.

A-1

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Standard & Poor’s Rating Services (continued)

Bond Rating	Explanation
Non-Investment Grade
BB, B, CCC, CC, C
Regarded as having significant speculative characteristics; “BB” indicates the least degree of speculation and “C” the highest; quality and protective characteristics may be outweighed by large uncertainties or major exposures to adverse conditions.

D	In default.

Moody’s Investors Service, Inc.

Bond Rating	Explanation
Investment Grade
Aaa	Highest quality; minimal credit risk.
Aa	High quality; subject to very low credit risk.
A	Upper-medium grade obligations; subject to low credit risk.
Baa	Medium-grade obligations; subject to moderate credit risk; may possess certain speculative characteristics.
Non-Investment Grade
Ba	More uncertain with speculative elements; subject to substantial credit risk.
B	Considered speculative; subject to high credit risk.
Caa	Poor standing; subject to very high credit risk.
Ca	Highly speculative; likely in, or very near, default with some prospect of recovery of principal and interest.
C	Lowest-rated; typically in default with little prospect for recovery of principal or interest.

A-2

ASSET MANAGEMENT FUND

PART C

OTHER INFORMATION

Item 23. Exhibits

(a)	(1)	Amended and Restated Declaration of Trust dated January 31, 2006. (9)/
	(2)	Certificate of Trust filed July 23, 1999. (3)/
(b)	Amended and Restated By-Laws dated July 21, 2005. (9)/
(c)	Not applicable.
(d)	(1)	Investment Advisory Agreement dated December 8, 1997 between Registrant and Shay Assets Management, Inc. (2)/
	(2)	Form of Assignment of the Investment Advisory Contract dated September 30, 1999. (4)/
	(3)	Investment Advisory Agreement with respect to the Ultra Short Portfolio. (6)/
	(4)	Investment Advisory Agreement with respect to the Community Development Fund.*
(e)	(1)	Distribution Agreement. (1)/
	(2)	Distribution Agreement dated December 8, 1997 between Registrant and Shay Financial Services, Inc. (2)/
	(3)	Form of Assignment of the Distribution Agreement dated September 30, 1999. (4)/
(f)	Not applicable.
(g)	(1)	Custody Agreement dated July 30, 1999. (3)/
	(2)	Form of Cash Management and Related Services Agreement between Registrant and the Bank of New York. (3)/
	(3)	Form of Assignment of Custodian Contract dated September 30, 1999. (4)/

(h)	(1)	Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated August 1, 2004. (8)/
	(2)	Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated August 1, 2004. (8)/
	(3)	Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated August 1, 2004. (8)/
	(4)	Omnibus Fee Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated August 1, 2004. (8)/
	(5)	Compliance Services Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated October 1, 2004. (7)/
	(6)	Form of Schedule A to Compliance Services Agreement amended and restated as of October 1, 2005. (9)/
(i)	Opinion and Consent of Vedder, Price, Kaufman & Kammholz, P.C.*
(j)	Consent of PricewaterhouseCoopers, LLP*
(k)	None.
(l)	None.
(m)	Amended and Restated 12b-1 Plan dated July 22, 1999, as amended October 18, 2001. (5)/
(n)	Multi-Class Plan dated July 22, 1999. (3)/
(o)	(1)	Power of Attorney for Richard M. Amis dated October 17, 2002. (6)/
	(2)	Power of Attorney for David F. Holland dated October 17, 2002. (6)/
	(3)	Power of Attorney for Gerald J. Levy dated October 17, 2002. (6)/
	(4)	Power of Attorney for William A. McKenna, Jr. dated October 17, 2002. (6)/
	(5)	Power of Attorney for Rodger D. Shay, Sr. dated October 17, 2002. (6)/
	(6)	Power of Attorney for Rodger D. Shay, Jr. dated October 17, 2002. (6)/
	(7)	Power of Attorney for Christopher M. Owen dated July 21, 2005. (9)/
	(8)	Power of Attorney for Maria F. Ramirez dated July 21, 2005. (9)/
(p)	(1)	Code of Ethics of Asset Management Fund, Asset Management Fund Large Cap Equity Institutional Fund, Inc. and Shay Financial Services, Inc. dated January 31, 2006. (9)/
	(2)	Code of Ethics of Shay Assets Management, Inc. dated December 19, 2005. (9)/

(1)/ Previously filed with Post-Effective Amendment No. 27 on or about December 30, 1996 and incorporated herein by reference.
(2)/ Previously filed with Post-Effective Amendment No. 28 on or about December 29, 1997 and incorporated herein by reference.

(3)/ Previously filed with Post-Effective Amendment No. 34 on or about October 22, 1999 and incorporated herein by reference.
(4)/ Previously filed with Post-Effective Amendment No. 37 on or about December 28, 2000 and incorporated herein by reference.
(5)/ Previously filed with Post-Effective Amendment No. 39 on or about October 29, 2001 and incorporated herein by reference.
(6)/ Previously filed with Post-Effective Amendment No. 42 on or about February 26, 2003 and incorporated herein by reference.
(7)/ Previously filed with Post-Effective Amendment No. 44 on or about December 29, 2004 and incorporated herein by reference.
(8)/ Previously filed with Post-Effective Amendment No. 45 on or about February 25, 2005 and incorporated herein by reference.
(9)/ Previously filed with Post-Effective Amendment No. 46 on or about February 28, 2006 and incorporated herein by reference.
*    To be filed by amendment.

Item 24. Persons Controlled By or Under Common Control with Registrant.

None.

Item 25. Indemnification.

Section 5.2 of the Registrant’s Declaration of Trust provides that the Trust shall indemnify each of its Trustees, officers, employees, and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

The foregoing indemnification arrangements are subject to the provisions of Sections 17(h) and (i) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant maintains an insurance policy which insures its directors and officers against certain liabilities.

Item 26. Business and Other Connections of Investment Adviser.

Shay Assets Management, Inc. (“SAMI”) is the investment adviser to two registered investment companies: Asset Management Fund and AMF Large Cap Equity Institutional Fund, Inc. In addition, SAMI is the sub-adviser to the John Hancock Large Cap Select Fund and three series of the RSI

Retirement Trust and serves as the investment adviser to several savings banks located in New York on a non-discretionary basis.

SAMI’s principal office is located at 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606 and it also has offices at 1000 Brickell Avenue, Miami, Florida 33131 and 655 Third Avenue, Suite 816, New York, New York 10017. Shay Investment Services, Inc. and Shay Financial Services, Inc. have the same addresses.

Directors and Officers of SAMI and principal occupations since October 1, 2003

Rodger D. Shay, Chairman and Director, Shay Investment Services, Inc. since 1997; Chairman and Director, Shay Financial Services, Inc. since 1997; Director, Shay Assets Management, Inc. since 1997 (Chairman from 1997 to 2005); Director, Horizon Bank, FSB since 1999 (Chairman from 1999 to 2002); Vice President and Assistant Secretary, AMF Large Cap Equity Institutional Fund, Inc. since 1995; Vice President, M.S.B. Fund, Inc. from 1995 to 2003 (Director from 2001 to 2003).

Rodger D. Shay, Jr., President and Chief Executive Officer, Shay Financial Services, Inc. since 1997; President, Shay Assets Management, Inc. since 2005 (Senior Vice President from 1997 to 2005); Director, Family Financial Holdings, LLC since 2000; Director, First Financial Bank and Trust since 2003.

Edward E. Sammons, Jr., Chairman, Shay Assets Management, Inc. since 2005 (President from 1997 to 2005); Vice President and Secretary, AMF Large Cap Equity Institutional Fund, Inc. since 1995; and Vice President and Secretary, M.S.B. Fund, Inc. from 1995 to 2003.

Robert T. Podraza, Vice President, Shay Investment Services, Inc. since 1990; Vice President since 1990 and Chief Compliance Officer since 1997, Shay Financial Services, Inc.; Vice President, Shay Assets Management, Inc. since 1990 (Chief Compliance Officer from 1997 to 2004).

Daniel K. Ellenwood, Chief Compliance Officer, Shay Assets Management, Inc. since 2004 (Operations/Compliance Officer from 2003 to 2004 and Operations Manager from 1997 to 2003); Compliance Analyst, Shay Financial Services, Inc. since 1996.

Item 27. Principal Underwriter.

(a) Shay Financial Services, Inc. serves as the principal distributor for the AMF Large Cap Equity Institutional Fund, Inc. and Asset Management Fund.

(b)	Name And Principal Business Address	Positions And Offices With Underwriter	Positions And Offices With Fund
	Rodger D. Shay 1000 Brickell Avenue Miami, Florida 33131	Chairman and Director	Chairman of the Board of Trustees and Trustee
	Rodger D. Shay, Jr. 230 West Monroe Street Suite 2810 Chicago, Illinois 60606	President and Chief Executive Officer	Trustee and President
	Robert T. Podraza 1000 Brickell Avenue Miami, Florida 33131	Vice President and Chief Compliance Officer	Vice President and Assistant Treasurer

(b)	Name And Principal Business Address	Positions And Offices With Underwriter	Positions And Offices With Fund
	Daniel K. Ellenwood 230 West Monroe Street Suite 2810 Chicago, Illinois 60606	Compliance Analyst	Secretary

(c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder, are located at the following locations:

Shay Assets Management, Inc. 230 West Monroe Street Suite 2810 Chicago, Illinois 60606
Shay Assets Management, Inc. 1000 Brickell Avenue Miami, Florida 33131
Shay Assets Management, Inc. 655 Third Avenue, Suite 816 New York, New York 10017

BISYS Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio 43219

Item 29. Management Services.

Not Applicable.

Item 30. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Asset Management Fund, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 15th day of February, 2006.

Asset Management Fund
By:	/s/ Rodger D. Shay, Jr. Rodger D. Shay, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below on February 15, 2006 by the following persons in the capacities indicated.

SIGNATURE	TITLE	DATE
/s/ Rodger D. Shay* Rodger D. Shay	Trustee and Chairman of the Board
/s/ Rodger D. Shay, Jr. Rodger D. Shay, Jr.	Trustee and President (principal executive officer)	February 15, 2006
/s/ Richard M. Amis* Richard M. Amis	Trustee
/s/ David F. Holland* David F. Holland	Trustee
/s/ Gerald J. Levy* Gerald J. Levy	Trustee and Vice Chairman of the Board
/s/ William A. McKenna, Jr.* William A. McKenna, Jr.	Trustee
/s/ Christopher M. Owen* Christopher M. Owen	Trustee
/s/ Maria F. Ramirez* Maria F. Ramirez	Trustee
/s/ Trent M. Statczar Trent M. Statczar	Treasurer (principal financial and accounting officer)	February 15, 2006
/s/ Daniel K. Ellenwood *Daniel K. Ellenwood Attorney-In-Fact February 15, 2006

*Original powers of attorney authorizing Rodger D. Shay, Edward E. Sammons, Jr. and Daniel K. Ellenwood, among others, to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and were previously filed as exhibits to Post-Effective Amendment No. 42 on or about February 26, 2003 and Post-Effective Amendment No. 46 on or about February 28, 2006.